UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
July 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5%		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 7.9%
Bertelsmann SE & Co.,
Jr. Sub. Notes	EUR	3.50	4/23/75	100,000	[b]	120,507
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	53,000		53,398
CCO Holdings,
Sr. Unscd. Notes		5.75	1/15/24	65,000		68,575
CCO Holdings,
Sr. Unscd. Notes		5.50	5/1/26	70,000	[c]	74,572
CCO Holdings,
Sr. Unscd. Notes		5.88	5/1/27	50,000	[c]	53,906
CPUK Finance,
Sr. Scd. Bonds	GBP	4.25	2/28/47	100,000		133,996
CPUK Finance,
Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		272,781
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	300,000		300,453
Dollar General,
Sr. Unscd. Notes		3.25	4/15/23	99,000		101,421
Dollar General,
Sr. Unscd. Notes		4.15	11/1/25	208,000		221,173
EI Group,
First Mortgage Bonds	GBP	6.50	12/6/18	16,000		22,611
EI Group,
First Mortgage Bonds	GBP	6.38	2/15/22	100,000		143,873
Hella Finance International,
Gtd. Notes	EUR	1.00	5/17/24	194,000		228,776
John Lewis,
Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		257,037
KFC & Pizza Hut Holdings,
Gtd. Notes		5.00	6/1/24	207,000		216,315
Mitchells & Butlers Finance,
Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/28	176,111		279,705
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	200,000		251,827
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	200,000		270,774
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	210,000		221,550
Volkswagen International Finance,
Gtd. Bonds	EUR	1.13	10/2/23	100,000		118,479
Wagamama Finance,
Sr. Scd. Notes	GBP	4.13	7/1/22	100,000		132,615
						3,544,344
Consumer Staples - 2.3%
Anheuser-Busch InBev Finance,
Gtd. Notes		1.90	2/1/19	130,000		130,604
DS Services of America,
Scd. Notes		10.00	9/1/21	128,000	[c]	135,680
Fomento Economico Mexicano,
Sr. Unscd. Bonds	EUR	1.75	3/20/23	207,000		252,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Consumer Staples - 2.3% (continued)
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[c]	151,908
PepsiCo,
Sr. Unscd. Notes		1.55	5/2/19	134,000		134,163
Sigma Alimentos,
Sr. Unscd. Notes		4.13	5/2/26	200,000		203,700
						1,008,624
Energy - 2.5%
BG Energy Capital,
Gtd. Notes	GBP	6.50	11/30/72	155,000	[b]	208,277
BP Capital Markets,
Gtd. Notes	GBP	4.33	12/10/18	100,000		138,177
BP Capital Markets,
Gtd. Notes	EUR	1.12	1/25/24	200,000		242,439
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	230,000		221,663
Shell International Finance,
Gtd. Notes		1.63	5/11/20	287,000	[b]	289,247
						1,099,803
Financials - 19.8%
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		123,915
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/25	181,000	[b]	231,408
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/24	100,000		137,463
Aquarius & Investments,
Jr. Sub. Notes		8.25	9/29/49	200,000	[b]	212,170
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		1.46	5/15/18	200,000	[b]	200,465
Bank of England,
Sr. Unscd. Notes		1.25	3/14/19	410,000		408,405
Citigroup,
Sr. Unscd. Notes		2.15	6/7/19	76,000	[b]	76,746
Citigroup,
Sub. Notes		5.50	9/13/25	240,000		270,568
Close Brothers Finance,
Gtd. Notes	GBP	3.88	6/27/21	200,000		289,508
Close Brothers Finance,
Gtd. Notes	GBP	2.75	10/19/26	141,000		195,366
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		250,525
Coventry Building Society,
Covered Bonds	GBP	0.60	3/17/20	100,000	[b]	132,448
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000	[b]	273,863
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		253,827
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000	[b]	124,488
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	500,000		503,409
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	195,000	[b]	317,101
HSBC Holdings,
Sub. Notes	GBP	6.38	10/18/22	150,000	[b]	199,975

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Financials - 19.8% (continued)
JAB Holdings,
Gtd. Bonds	EUR	1.25	5/22/24	100,000		120,576
JPMorgan Chase & Co.,
Sr. Unscd. Notes		2.52	10/29/20	163,000	[b]	166,757
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		193,946
Lloyds Bank,
Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		111,743
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/31/49	200,000	[b]	280,617
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	12/31/49	200,000	[b]	277,308
New Red Finance,
Scd. Notes		6.00	4/1/22	209,000	[c]	216,211
New York Life Global Funding,
Scd. Notes		1.70	9/14/21	280,000		273,372
Prudential,
Sr. Unscd. Notes	GBP	1.38	1/19/18	190,000		251,657
Rabobank Nederland,
Sr. Unscd. Notes	AUD	7.25	4/20/18	250,000		207,434
Royal Bank of Canada,
Covered Bonds		2.00	10/1/18	125,000		125,509
Royal Bank of Canada,
Covered Bonds		1.88	2/5/20	280,000		280,017
Saga,
Gtd. Bonds	GBP	3.38	5/12/24	100,000		129,713
Santander UK,
Sub. Notes	GBP	9.63	10/30/23	50,000	[b]	72,851
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	202,222		242,812
Societe Generale,
Jr. Sub. Notes	EUR	6.75	12/31/49	200,000	[b]	264,738
TP ICAP,
Gtd. Notes	GBP	5.25	1/26/24	190,000		268,068
UBS,
Sub. Notes	EUR	4.75	2/12/26	235,000	[b]	308,939
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		143,447
US Bancorp,
Sr. Unscd. Notes		1.67	11/15/18	100,000	[b]	100,518
US Bank,
Sr. Unscd. Notes		1.72	4/26/19	280,000	[b]	281,349
Westpac Banking,
Covered Notes		1.38	5/30/18	330,000		329,531
						8,848,763
Foreign/Governmental - 30.0%
Asian Development Bank,
Sr. Unscd. Notes		1.31	7/10/19	165,000	[b]	164,983
Australian Government,
Govt. Gtd. Notes	AUD	4.00	4/20/23	475,000		411,114
Brazilian Government,
Sr. Unscd. Bonds		4.88	1/22/21	100,000		106,150
Brazilian Government,
Sr. Unscd. Bonds		5.00	1/27/45	240,000		216,240
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/19	400,000		396,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 30.0% (continued)
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	200,000		197,000
Council of Europe Development Bank,
Sr. Unscd. Notes		1.13	5/31/18	280,000		279,413
Dominican Republic Government,
Sr. Unscd. Bonds		7.50	5/6/21	250,000		277,500
Ecuadorian Government,
Sr. Unscd. Bonds		10.50	3/24/20	200,000		213,000
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes		1.29	3/23/20	620,000	[b]	619,688
Export-Import Bank of Korea,
Sr. Unscd. Notes		1.77	10/21/19	401,000	[b]	400,619
Export-Import Bank of Korea,
Sr. Unscd. Notes		2.19	1/25/22	309,000	[b]	311,557
FMS Wertmanagement,
Gtd. Notes		1.30	11/27/19	600,000	[b]	601,447
Instituto de Credito Oficial,
Govt. Gtd. Notes		1.63	9/14/18	390,000		388,609
International Bank for Reconstruction &
Development,
Sr. Unscd. Bonds		1.46	2/11/21	410,000	[b]	413,333
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		272,116
Kommunalbanken,
Sr. Unscd. Notes		1.30	5/2/19	190,000	[b]	190,298
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/21	410,000		406,871
Kuwaiti Government,
Sr. Unscd. Bonds		2.75	3/20/22	630,000		635,607
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	16,500,000		861,680
National Highways Authority of India,
Sr. Unscd. Bonds	INR	7.30	5/18/22	20,000,000		315,787
Netherlands Development Finance,
Govt. Gtd. Notes		1.45	10/21/19	192,000	[b]	192,357
New Zealand Government,
Sr. Unscd. Bonds	NZD	4.50	4/15/27	620,000		492,536
New Zealand Government,
Unscd. Bonds	NZD	5.00	3/15/19	660,000		517,077
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	3,220,000	[c]	452,434
Peruvian Government,
Sr. Unscd. Notes	PEN	8.20	8/12/26	550,000		203,965
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	600,000		204,984
Polish Government,
Bond, Ser. 1021	PLN	5.75	10/25/21	2,315,000		728,091
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		393,676
Queensland Treasury,
Govt. Gtd. Bonds, Ser. 27	AUD	2.75	8/20/27	900,000	[c]	693,709
Queensland Treasury,
Govt. Gtd. Notes, Ser. 21	AUD	5.50	6/21/21	690,000		618,724
Saudi Arabian Government,
Sr. Unscd. Notes		2.38	10/26/21	200,000		197,089

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 30.0% (continued)
Svensk Exportkredit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	200,168
Turkish Government,
Sr. Unscd. Bonds		6.75	4/3/18	220,000		226,746
Turkish Government,
Sr. Unscd. Bonds		5.63	3/30/21	100,000		106,784
United Kingdom Gilt,
Unscd. Bonds, Ser. 3MO	CNY	2.70	10/21/17	1,000,000		148,394
Vietnamese Government,
Sr. Unscd. Bonds		6.75	1/29/20	300,000		327,664
						13,383,879
Health Care - .9%
BUPA Finance,
Gtd. Bonds	GBP	6.13	12/29/49	130,000	[b]	192,902
Roche Holdings,
Gtd. Notes		1.39	9/29/17	200,000	[b]	200,050
						392,952
Industrials - 3.1%
AA Bond,
Scd. Notes	GBP	5.50	7/31/43	200,000		274,435
AA Bond,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		140,977
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	160,000		227,630
General Electric,
Sr. Unscd. Bonds		5.63	9/15/17	250,000		251,245
General Electric,
Sr. Unscd. Notes	GBP	6.44	11/15/22	30,157		44,731
Go-Ahead Group,
Gtd. Bonds	GBP	2.50	7/6/24	130,000		171,662
Johnson Controls International,
Sr. Unscd. Notes	EUR	1.00	9/15/23	222,000		263,199
						1,373,879
Information Technology - 2.1%
Dell International,
Sr. Scd. Notes		6.02	6/15/26	100,000	[c]	111,855
eBay,
Sr. Unscd. Notes		1.64	8/1/19	329,000	[b]	330,321
EMC,
Sr. Unscd. Notes		1.88	6/1/18	260,000		259,110
Microsoft,
Sr. Unscd. Bonds		2.00	8/8/23	250,000		244,854
						946,140
Materials - 1.5%
Anglo American Capital,
Gtd. Notes		9.38	4/8/19	200,000	[c]	224,438
Freeport-McMoRan,
Gtd. Notes		2.30	11/14/17	200,000		200,250
SIG Combibloc Holdings,
Sr. Scd. Notes	EUR	7.75	2/15/23	100,000		125,974
Silgan Holdings,
Sr. Unscd. Notes	EUR	3.25	3/15/25	100,000		122,221
						672,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Real Estate - 1.4%
Iron Mountain Europe,
Gtd. Notes	GBP	6.13	9/15/22	170,000		236,437
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	146,452		214,808
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	134,000		162,422
						613,667
Telecommunication Services - 3.6%
AT&T,
Sr. Unscd. Notes		3.40	8/14/24	203,000		203,495
Orange,
Jr. Sub. Notes	EUR	4.00	12/31/49	100,000	[b]	128,576
Sprint Capital,
Gtd. Notes		8.75	3/15/32	175,000		217,438
Sprint Communications,
Sr. Unscd. Notes		8.38	8/15/17	194,000		194,631
TDC,
Jr. Sub. Bonds	EUR	3.50	2/26/15	100,000	[b]	122,138
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	152,000		161,261
Verizon Communications,
Sr. Unscd. Notes		2.25	3/16/22	103,000	[b]	104,452
Vodefone Group,
Sr. Unscd. Notes		1.50	2/19/18	280,000		279,814
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	160,000		198,239
						1,610,044
U.S. Government Securities - 14.6%
U.S. Treasury Bonds		3.00	11/15/45	235,000		240,104
U.S. Treasury Inflation Protected Securities,
Bonds		2.38	1/15/25	928,285	[d]	1,062,760
U.S. Treasury Notes		0.75	1/31/18	880,000		878,216
U.S. Treasury Notes		3.50	5/15/20	1,230,000		1,298,275
U.S. Treasury Notes		1.63	8/15/22	3,085,000		3,053,366
						6,532,721
Utilities - 1.8%
Electricite de France,
Sr. Unscd. Notes	EUR	2.75	3/10/23	100,000		132,487
National Grid Gas Finance,
Gtd. Notes	GBP	1.13	9/22/21	264,000		348,905
Severn Trent Utilities Finance,
Gtd. Notes	GBP	6.00	1/22/18	150,000		202,776
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000		138,821
						822,989
Total Bonds and Notes
(cost $40,250,041)						40,850,688

Common Stocks - 4.8%				Shares		Value ($)
Exchange-Traded Funds - 4.8%
iShares JPMorgan USD Emerging Markets
Bond Fund				13,291		1,531,921

Common Stocks - 4.8% (continued)	Shares	Value ($)
Exchange-Traded Funds - 4.8% (continued)
SPDR Bloomberg Barclays Emerging
Markets Local Bond ETF	20,790 [e]	616,216
Total Common Stocks
(cost $2,127,330)		2,148,137
	Face Amount
	Covered by
Options Purchased - .0%	Contracts	Value ($)
Put Options - .0%
U.S. Treasury Bonds,
December 2017 @ $124
(cost $18,021)	28,000	15,750
Other Investment - 4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $2,177,442)	2,177,442 [f]	2,177,442
Total Investments (cost $44,572,834)	101.2%	45,192,017
Liabilities, Less Cash and Receivables	(1.2%)	(523,917)
Net Assets	100.0%	44,668,100

ETF—Exchange-Traded Fund

a Principal amount stated in U.S. Dollars unless otherwise noted.

AUD—Australian Dollar
CNY—Chinese Yuan Renminbi
EUR—Euro
GBP—British Pound
INR—Indian Rupee
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $2,314,881 or 5.18% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	46.9
Foreign/Governmental	30.0
U.S. Government Securities	14.6
Money Market Investment	4.9
Exchange-Traded Funds	4.8
Options Purchased	.0
101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†		20,934,088	-	20,934,088
Exchange-Traded Funds	2,148,137	-	-	2,148,137
Foreign Government	-	13,383,879	-	13,383,879
Registered Investment Company	2,177,442	-	-	2,177,442
U.S. Treasury	-	6,532,721	-	6,532,721
Other Financial Instruments:
Futures††	8,539	-	-	8,539
Forward Foreign Currency Exchange
Contracts††	-	104,288	-	104,288
Options Purchased	15,750	-	-	15,750
Liabilities ($)
Other Financial Instruments:
Futures††	(6,369)	-	-	(6,369)
Forward Foreign Currency Exchange
Contracts††	-	(840,970)	-	(840,970)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Global Dynamic Bond Fund
July 31, 2017 (Unaudited)

		Market Value	Unrealized
		Covered by	Appreciation
	Contracts	Contracts ($) Expiration	(Depreciation) ($)

Futures Short
Euro BTP Italian Government
Bond	4	(645,122) September 2017	(5,905)
Euro-Bond	3	(575,147) September 2017	8,539
Long Gilt	4	(665,083) September 2017	(464)
Gross Unrealized Appreciation			8,539
Gross Unrealized Depreciation			(6,369)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Dynamic Bond Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Citigroup
Czech Koruna,
Expiring
8/16/2017	20,104,462	829,580	913,584	84,004
Swedish Krona,
Expiring
8/16/2017	6,137	704	761	57
State Street Bank and Trust Co.
Indian Rupee,
Expiring
8/16/2017	35,604,000	547,081	553,779	6,698
South Korean Won,
Expiring
8/16/2017	725,115,000	637,857	648,045	10,188
UBS
Euro,
Expiring
8/1/2017	104,996	123,301	124,294	993
Norwegian Krone,
Expiring
8/16/2017	1,681,000	211,527	213,875	2,348
Sales:
Citigroup
Australian Dollar,
Expiring
8/16/2017	1,548,224	1,154,825	1,238,331	(83,506)
British Pound,
Expiring
8/16/2017	826,688	1,064,942	1,091,354	(26,412)
Japanese Yen,
Expiring
8/16/2017	48,796,000	436,668	442,941	(6,273)
State Street Bank and Trust Co.
Australian Dollar,
Expiring
8/16/2017	878,436	668,622	702,608	(33,986)
British Pound,
Expiring
8/16/2017	5,326,526	6,918,190	7,031,832	(113,642)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
State Street Bank and Trust Co. (continued)
Canadian Dollar,
Expiring
8/16/2017	1,143,000	860,933	917,016	(56,083)
Czech Koruna,
Expiring
8/16/2017	6,362,000	268,951	289,101	(20,150)
Euro,
Expiring
8/16/2017	3,744,379	4,165,452	4,436,617	(271,165)
Japanese Yen,
Expiring
8/16/2017	97,804,000	877,742	887,807	(10,065)
New Zealand Dollar,
Expiring
8/16/2017	1,965,035	1,360,291	1,475,284	(114,993)
Polish Zloty,
Expiring
8/16/2017	2,641,438	686,952	734,593	(47,641)
Singapore Dollar,
Expiring
8/16/2017	870,000	619,924	642,141	(22,217)
UBS
British Pound,
Expiring
8/16/2017	107,405	140,205	141,791	(1,586)
Chinese Yuan Renminbi,
Expiring
8/16/2017	1,078,000	154,796	160,048	(5,252)
Euro,
Expiring
8/16/2017	649,642	742,119	769,743	(27,624)
Mexican New Peso,
Expiring
8/16/2017	357,618	19,656	20,031	(375)
Gross Unrealized Appreciation				104,288
Gross Unrealized Depreciation				(840,970)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred

NOTES

during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $619,183, consisting of $971,564 gross unrealized appreciation and $352,381 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2017 (Unaudited)

		Principal
Bonds and Notes - 28.4%		Amount ($)[a]		Value ($)
Australia - 3.8%
Australian Government, Sr. Unscd. Bonds,
Ser. 144, 3.75%, 4/21/37	AUD	17,386,000		14,994,382
Australian Government, Sr. Unscd. Bonds,
Ser. 147, 3.25%, 6/21/39	AUD	3,729,000		2,949,180
Australian Government, Sr. Unscd. Bonds,
Ser. 150, 3.00%, 3/21/47	AUD	21,744,000		15,728,322
New South Wales Treasury, Govt. Gtd.
Notes, Ser. CIB1, 2.75%, 11/20/25	AUD	6,226,300	[b]	7,164,678
Treasury Corp. of Victoria, Govt. Gtd. Notes,
5.50%, 11/17/26	AUD	12,075,000		11,721,830
				52,558,392
Brazil - 1.5%
Brazilian Government, Sr. Unscd. Bonds,
4.88%, 1/22/21		13,891,000		14,745,297
Petrobras Global Finance, Gtd. Notes,
7.38%, 1/17/27		1,312,000		1,424,176
Petrobras Global Finance, Gtd. Notes,
6.75%, 1/27/41		4,421,000		4,260,739
				20,430,212
France - .6%
SFR Group, Sr. Scd. Notes, 7.38%, 5/1/26		6,937,000	[c]	7,535,316
Germany - .3%
SIG Combibloc Holdings, Sr. Scd. Notes,
7.75%, 2/15/23	EUR	3,388,000		4,267,988
India - .1%
National Highways Authority of India, Sr.
Unscd. Bonds, 7.30%, 5/18/22	INR	120,000,000		1,894,723
Japan - .4%
SoftBank Group, Jr. Sub. Notes, 6.00%,
7/19/49		4,736,000	[d]	4,783,360
Mexico - .8%
Mexican Government, Bonds, Ser. M10,
8.50%, 12/13/18	MXN	195,637,600		11,222,417
New Zealand - 2.8%
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0427, 4.50%, 4/15/27	NZD	16,554,000		14,007,969
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0437, 2.75%, 4/15/37	NZD	12,638,000		8,377,909
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0521, 6.00%, 5/15/21	NZD	15,471,000		13,191,073
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0940, 2.50%, 9/20/40	NZD	5,000,000	[e]	3,852,136
				39,429,087
Peru - .1%
Petroleos del Peru, Sr. Unscd. Notes, 5.63%,
6/19/47		690,000		720,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 28.4% (continued)		Amount ($)[a]		Value ($)
United Kingdom - 1.5%
Anglian Water Services Financing, Sr. Scd.
Notes, Ser. A8, 3.67%, 7/30/24	GBP	151,000	[f]	401,482
Arqiva Broadcast Finance, Sr. Scd. Notes,
9.50%, 3/31/20	GBP	4,722,000		6,650,561
British Telecommunications, Sr. Unscd.
Notes, 3.50%, 4/25/25	GBP	533,000	[f]	1,483,494
CPUK Finance, Sr. Scd. Bonds, 4.25%,
2/28/47	GBP	630,000		844,177
Dwr Cymru Financing, Scd. Notes, 1.86%,
3/31/48	GBP	150,000	[f]	416,371
High Speed Rail Finance 1, Sr. Scd. Notes,
1.57%, 11/1/38	GBP	268,000	[f]	551,851
National Grid Electricity Transmission,
Insured Bonds, 2.98%, 7/8/18	GBP	667,000	[f]	1,423,236
Network Rail Infrastructure Finance, Govt.
Gtd. Notes, Ser. RPI, 1.75%, 11/22/27	GBP	865,000	[f]	2,055,145
Scotland Gas Networks, Insured Notes, Ser.
A2S, 2.13%, 10/21/22	GBP	300,000	[f]	659,084
Tesco, Sr. Unscd. Notes, 6.13%, 2/24/22	GBP	882,000		1,338,326
Tesco, Sr. Unscd. Notes, 3.32%, 11/5/25	GBP	245,000	[f]	596,464
Tesco Property Finance 3, Scd. Bonds,
5.74%, 4/13/40	GBP	3,383,048		4,962,054
				21,382,245
United States - 16.5%
CCO Holdings, Sr. Unscd. Notes, 5.50%,
5/1/26		2,422,000	[c]	2,580,200
CCO Holdings, Sr. Unscd. Notes, 5.88%,
5/1/27		1,610,000	[c]	1,735,773
EMC, Sr. Unscd. Notes, 1.88%, 6/1/18		4,304,000		4,289,259
Sprint, Gtd. Notes, 7.88%, 9/15/23		3,180,000		3,617,250
Sprint, Gtd. Notes, 7.13%, 6/15/24		3,548,000		3,898,365
Sprint Capital, Gtd. Notes, 8.75%, 3/15/32		6,102,000		7,581,735
Sprint Communications, Sr. Scd. Debs.,
9.25%, 4/15/22		404,000		500,960
Sprint Communications, Sr. Unscd. Notes,
8.38%, 8/15/17		3,942,000		3,954,812
T-Mobile USA, Gtd. Notes, 6.00%, 3/1/23		2,157,000		2,288,426
U.S. Treasury Bonds, 3.00%, 5/15/45		18,889,600		19,308,722
U.S. Treasury Notes, 0.88%, 4/15/19		16,680,000		16,553,265
U.S. Treasury Notes, 1.38%, 1/15/20		20,382,600		20,363,481
U.S. Treasury Notes, 1.75%, 12/31/20		55,263,400		55,537,562
U.S. Treasury Notes, 2.13%, 6/30/21		2,173,400		2,209,609
U.S. Treasury Notes, 1.75%, 11/30/21		81,063,400		81,055,456
Western Digital, Gtd. Notes, 10.50%,
4/1/24		3,339,000		3,960,889
				229,435,764
Total Bonds and Notes
(cost $383,875,729)				393,660,223

Common Stocks - 57.5%		Shares		Value ($)
Australia - 1.2%
Dexus Property Group		1,670,141		12,532,738
Newcrest Mining		273,449		4,418,936
				16,951,674
Canada - 2.3%
Agnico Eagle Mines		57,341		2,677,216

Common Stocks - 57.5% (continued)	Shares		Value ($)
Canada - 2.3% (continued)
Alacer Gold	1,183,590	[g]	1,974,628
Alamos Gold, Cl. A	330,049		2,337,544
Barrick Gold	263,608		4,457,611
Centerra Gold	199,599		1,064,635
Detour Gold	271,357	[g]	3,412,775
Eldorado Gold	913,479		1,934,297
Kinross Gold	462,175	[g]	1,905,418
New Gold	745,127	[g]	2,492,223
OceanaGold	816,866		2,234,219
Primero Mining	448,796	[g]	161,988
Wheaton Precious Metals	349,177		7,080,164
			31,732,718
Denmark - 1.7%
DONG Energy	503,180	[c]	24,260,929
France - 1.9%
Total	217,741		11,073,411
Vivendi	661,556		15,326,196
			26,399,607
Germany - 4.2%
Bayer	106,257		13,478,038
Deutsche Wohnen-BR	185,341		7,346,809
Infineon Technologies	320,553		6,976,545
LEG Immobilien	137,367		13,218,935
SAP	50,005		5,308,673
Telefonica Deutschland Holding	2,234,706		11,552,621
			57,881,621
Hong Kong - 1.3%
AIA Group	694,000		5,468,800
Link REIT	1,559,000		12,674,310
			18,143,110
India - .6%
ITC	645,749		2,867,771
LIC Housing Finance, GDR	228,291		4,917,388
			7,785,159
Ireland - 1.1%
Allied Irish Banks	1,545,084		9,039,237
CRH	177,051		6,206,783
			15,246,020
Israel - 1.1%
Teva Pharmaceutical Industries, ADR	456,199		14,675,922
Japan - 2.3%
Japan Tobacco	787,000		27,369,568
Suntory Beverage & Food	84,400		4,141,721
			31,511,289
Mexico - .3%
Fresnillo	82,825		1,678,531
Wal-Mart de Mexico	1,018,800		2,357,790
			4,036,321
Netherlands - 4.4%
RELX	917,610		19,313,760
Unilever	230,566		13,456,097
Wolters Kluwer	624,125		27,791,346
			60,561,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 57.5% (continued)	Shares		Value ($)
New Zealand - .2%
Spark New Zealand	1,263,502		3,558,332
South Africa - .2%
Gold Fields	739,372		2,972,355
South Korea - 1.6%
Macquarie Korea Infrastructure Fund	1,320,643		9,972,238
Samsung SDI	85,470		12,869,572
			22,841,810
Switzerland - 4.5%
Novartis	389,837		33,220,507
Roche Holding	86,714		21,962,106
Zurich Insurance Group	24,507		7,471,600
			62,654,213
United Kingdom - 13.1%
Amedeo Air Four Plus	1,970,465		2,720,075
Associated British Foods	284,296		11,117,972
British American Tobacco	101,131		6,289,331
British American Tobacco, ADR	295,074		18,448,053
Centrica	8,322,633		21,797,058
Cobham	8,072,942		14,134,465
Diageo	468,629		15,139,304
Dixons Carphone	1,689,386		5,995,947
GlaxoSmithKline	630,637		12,601,590
Informa	1,296,301		11,895,416
Johnson Matthey	186,787		6,925,157
Randgold Resources	23,574		2,195,910
Royal Dutch Shell, Cl. B	469,316		13,325,523
United Utilities Group	977,158		11,571,133
Vodafone Group	5,421,649		15,880,384
Wolseley	194,597		11,623,135
			181,660,453
United States - 15.5%
Abbott Laboratories	332,871		16,370,596
Accenture, Cl. A	163,901		21,113,727
Albemarle	38,424		4,449,499
AT&T	71,110		2,773,290
CA	472,939		14,680,027
CMS Energy	571,300		26,416,912
Cognizant Technology Solutions, Cl. A	75,219		5,214,181
Dollar General	177,537		13,343,681
Eversource Energy	516,700		31,410,193
Maxim Integrated Products	85,626		3,890,845
Microsoft	377,147		27,418,587
Newell Brands	197,624		10,418,737
Newmont Mining	9,997		371,588
PowerShares DB Gold Fund	509,414	[g]	20,615,985
Sysco	128,721		6,773,299
Walgreens Boots Alliance	129,176		10,420,628
			215,681,775
Total Common Stocks
(cost $708,478,588)			798,554,511
	Number of
Options Purchased - .0%	Contracts		Value ($)
Put Options
S&P 500 Index, August 2017 @ $237.5	319		200,970

	Number of
Options Purchased - .0% (continued)	Contracts	Value ($)
Put Options (continued)
S&P 500 Index, September 2017 @ $225	322	127,190
Total Options Purchased
(cost $634,606)		328,160
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills, 1.13%, 1/4/18
(cost $2,788,610)	2,801,600 [h]	2,788,657
Other Investment - 12.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $173,251,871)	173,251,871 [i]	173,251,871
Total Investments (cost $1,269,029,404)	98.6%	1,368,583,422
Cash and Receivables (Net)	1.4%	19,219,502
Net Assets	100.0%	1,387,802,924

ADR—American Depository Receipt
BR—Bearer Certificate
GDR—Global Depository Receipt
REIT—Real Estate Investment Trust

AUD—Australian Dollar
EUR—Euro
GBP—British Pound
INR—Indian Rupee
MXN—Mexican Peso
NZD—New Zealand Dollar

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $36,112,218 or 2.6% of net assets.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open futures contracts.
i	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Securities	14.1
Short-Term/Money Market Investments	12.7
Foreign/Governmental	8.6
Utilities	8.3
Consumer Services	8.2
Consumer Goods	7.9
Health Care	7.1
Corporate Bonds	5.7
Financials	5.6
Basic Materials	4.9
Industrials	4.7
Technology	4.6
Telecommunication	2.4
Oil & Gas	1.8
Exchange-Traded Funds	1.5
Real Estate	.5
Options Purchased	.0
98.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FUTURES
Dreyfus Global Real Return Fund
July 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Long
Euro-Bund Option	270	166,205	July 2017	110,513
Futures Short
DJ Euro Stoxx 50	334	(13,629,022)	September 2017	424,335
Euro-Bond	393	(75,344,306)	September 2017	189,745
FTSE 100	138	(13,309,848)	September 2017	179,315
Standard & Poor's 500	513	(316,521,000)	September 2017	(4,752,705)
Gross Unrealized Appreciation				903,908
Gross Unrealized Depreciation				(4,752,705)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Return Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Citigroup
Australian Dollar,
Expiring
9/15/2017	14,263,911	11,026,229	11,404,378	378,149
British Pound,
Expiring
10/13/2017	3,145,895	4,156,000	4,161,157	5,157
Canadian Dollar,
Expiring
8/16/2017	9,078,215	6,710,924	7,283,351	572,427
New Zealand Dollar,
Expiring
8/16/2017	7,250,000	4,954,070	5,443,064	488,994
State Street Bank and Trust Co.
Australian Dollar,
Expiring
9/15/2017	917,168	711,052	733,300	22,248
British Pound,
Expiring
8/1/2017	197,470	258,772	260,542	1,770
10/13/2017	22,503,129	29,686,825	29,765,473	78,648
Canadian Dollar,
Expiring
8/16/2017	13,103,691	10,136,958	10,512,945	375,987
New Zealand Dollar,
Expiring
8/16/2017	4,561,821	3,328,106	3,424,867	96,761
UBS
Australian Dollar,
Expiring
9/15/2017	2,756,820	2,108,799	2,204,151	95,352
Canadian Dollar,
Expiring
8/16/2017	4,256,068	3,341,885	3,414,596	72,711
Sales:
Citigroup
Canadian Dollar,
Expiring
8/2/2017	5,053	4,049	4,053	(4)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup (continued)
New Zealand Dollar,
Expiring
8/16/2017	5,089,000	3,626,884	3,820,655	(193,771)
State Street Bank and Trust Co.
Australian Dollar,
Expiring
9/15/2017	177,550,778	134,016,463	141,956,589	(7,940,126)
British Pound,
Expiring
8/1/2017	109,020	143,120	143,841	(721)
10/13/2017	192,173,218	249,250,488	254,192,508	(4,942,020)
Canadian Dollar,
Expiring
8/1/2017	4,655	3,714	3,734	(20)
8/16/2017	115,941,523	84,912,997	93,018,588	(8,105,591)
Euro,
Expiring
10/13/2017	166,535,339	189,900,247	197,944,172	(8,043,925)
Japanese Yen,
Expiring
10/13/2017	3,494,627,841	30,930,372	31,809,089	(878,717)
New Zealand Dollar,
Expiring
8/16/2017	124,252,103	85,935,558	93,284,436	(7,348,878)
South Korean Won,
Expiring
8/16/2017	15,953,044,977	14,052,451	14,257,439	(204,988)
UBS
Euro,
Expiring
8/1/2017	189,472	222,269	224,296	(2,027)
Gross Unrealized Appreciation				2,188,204
Gross Unrealized Depreciation				(37,660,788)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	78,782,212	-	78,782,212
Equity Securities –Domestic
Common Stocks†	199,523,401	-	-	199,523,401
Equity Securities –Foreign
Common Stocks†	578,415,125	-	-	578,415,125
Exchange –Traded Funds	20,615,985	-	-	20,615,985
Foreign Government	-	119,816,752	-	119,816,752
Registered Investment Company	173,251,871	-	-	173,251,871
U.S. Treasury	-	197,816,752	-	197,816,752
Other Financial Instruments:
Futures††	903,908	-	-	903,908
Forward Foreign Currency
Exchange Contracts††	-	2,188,204	-	2,188,204
Options Purchased	328,160	-	-	328,160
Liabilities ($)
Other Financial Instruments:
Futures††	(4,752,705)	-	-	(4,752,705)
Forward Foreign Currency
Exchange Contracts††	-	(37,660,788)	-	(37,660,788)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying

NOTES

the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $99,554,018, consisting of $128,013,545 gross unrealized appreciation and $28,459,527 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
July 31, 2017 (Unaudited)

		Principal
Bonds and Notes - 18.3%		Amount ($)[a]		Value ($)
Argentina - 2.3%
Argentine Government, Sr. Unscd. Notes,
5.83%, 12/31/33	ARS	991,700	[b,c]	435,180
Argentine Government, Sr. Unscd. Notes,
7.13%, 6/28/17		500,000	[d]	454,750
Buenos Aires Province, Unscd. Bonds,
0.00%, 5/31/22	ARS	11,800,000	[b]	700,558
City of Buenos Aires Argentina, Unscd.
Bonds, Ser. 22, 22.72%, 3/29/24	ARS	22,900,000	[b]	1,288,172
Province of Cordoba, Sr. Unscd. Notes,
7.45%, 9/1/24		165,000	[d]	171,739
				3,050,399
Chile - .2%
Codelco, Sr. Unscd. Notes, 4.50%, 8/1/47		200,000	[d]	198,270
Colombia - .8%
Ecopetrol, Sr. Unscd. Notes, 5.88%,
5/28/45		520,000		489,944
Emgesa, Sr. Unscd. Notes, 8.75%, 1/25/21	COP	237,000,000		82,767
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 8.38%, 2/1/21	COP	684,000,000		238,047
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 7.63%, 9/10/24	COP	230,000,000	[d]	78,093
Findeter, Sr. Unscd. Notes, 7.88%, 8/12/24	COP	450,000,000	[d]	155,161
				1,044,012
Ecuador - .4%
Ecuadorian Government, Sr. Unscd. Notes,
9.63%, 6/2/27		490,000	[d]	502,250
Egypt - .5%
Egyptian Government, Sr. Unscd. Notes,
6.13%, 1/31/22		370,000		382,432
Egyptian Government, Sr. Unscd. Notes,
8.50%, 1/31/47		200,000		217,911
				600,343
Georgia - .3%
BGEO Group, Sr. Unscd. Bonds, 6.00%,
7/26/23		400,000		410,208
Iraq - .9%
Iraqi Government, Unscd. Bonds, 5.80%,
1/15/28		1,280,000		1,178,500
Ivory Coast - .6%
Ivory Coast Government, Sr. Unscd. Bonds,
6.13%, 6/15/33		745,000	[d]	731,810
Kenya - .5%
Kenyan Government, Sr. Unscd. Notes,
6.88%, 6/24/24		640,000		654,902
Lebanon - .5%
Lebanese Government, Sr. Unscd. Notes,
6.10%, 10/4/22		600,000		599,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 18.3% (continued)		Amount ($)[a]		Value ($)
Luxembourg - 1.3%
Atento Luxco 1, Sr. Scd. Notes, 6.13%,
8/10/22		660,000	[d]	671,550
Cosan Luxembourg, Gtd. Notes, 7.00%,
1/20/27		270,000	[d]	284,175
Evraz Group, Sr. Unscd. Notes, 5.38%,
3/20/23		480,000	[d]	483,240
Rumo Luxembourg, Gtd. Notes, 7.38%,
2/9/24		270,000	[d]	281,448
				1,720,413
Malaysia - .4%
Malaysian Government, Sr. Unscd. Bonds,
Ser. 0316, 3.90%, 11/30/26	MYR	2,535,000		583,043
Mexico - 1.2%
Metalsa, Gtd. Notes, 4.90%, 4/24/23		560,000		557,648
Mexican Government, Bonds, Ser. M,
5.75%, 3/5/26	MXN	11,860,000		619,365
Mexican Government, Bonds, Ser. M 20,
10.00%, 12/5/24	MXN	2,580,000		171,763
Sixsigma Networks Mexico, Gtd. Notes,
8.25%, 11/7/21		200,000		202,600
				1,551,376
Mongolia - .4%
Mongolian Government, Sr. Unscd. Notes,
10.88%, 4/6/21		500,000		581,135
Morocco - .7%
OCP Group, Sr. Unscd. Notes, 6.88%,
4/25/44		840,000		938,398
Netherlands - 1.2%
Petrobras Global Finance, Gtd. Notes,
7.38%, 1/17/27		520,000		564,460
VTR Finance, Sr. Scd. Notes, 6.88%,
1/15/24		880,000		940,500
				1,504,960
Peru - .1%
Orazul Energy, Gtd. Notes, 5.63%, 4/28/27		200,000	[d]	192,800
Qatar - .4%
Qatari Government, Sr. Unscd. Bonds,
3.25%, 6/2/26		480,000		476,280
Russia - .6%
Russian Government, Bonds, Ser. 6215,
7.00%, 8/16/23	RUB	17,140,000		275,642
Vnesheconombank, Sr. Unscd. Notes,
6.80%, 11/22/25		400,000		446,268
				721,910
Senegal - .7%
Senegalese Government, Sr. Unscd. Bonds,
6.25%, 7/30/24		900,000		961,605
South Africa - .2%
South African Government, Bonds, Ser.
2048, 8.75%, 2/28/48	ZAR	3,300,000		223,815

		Principal
Bonds and Notes - 18.3% (continued)		Amount ($)[a]		Value ($)
Sri Lanka - .5%
Sri Lankan Government, Sr. Unscd. Notes,
6.20%, 5/11/27		640,000	[d]	660,802
Turkey - 1.3%
Turkish Government, Bonds, 10.60%,
2/11/26	TRY	860,000		248,762
Turkish Government, Sr. Unscd. Bonds,
5.75%, 3/22/24		760,000		812,896
Turkiye Vakiflar Bankasi, Sr. Unscd. Notes,
5.50%, 10/27/21		600,000	[d]	611,280
				1,672,938
Ukraine - .8%
Ukrainian Government, Sr. Unscd. Notes,
7.75%, 9/1/20		970,000		1,008,315
Ukrainian Government, Sr. Unscd. Notes,
0.00%, 5/31/40		210,000	[b,e]	92,715
				1,101,030
United Arab Emirates - .7%
DP World, Sr. Unscd. Notes, 6.85%, 7/2/37		700,000		850,864
United Kingdom - .4%
Vedanta Resources, Sr. Unscd. Notes,
6.38%, 7/30/22		565,000	[d]	587,600
Uruguay - .4%
Uruguayan Government, Sr. Unscd. Notes,
9.88%, 6/20/22	UYU	12,895,000	[d]	486,259
Total Bonds and Notes
(cost $23,477,056)				23,785,172

Common Stocks - 73.3%		Shares		Value ($)
Brazil - 1.9%
Ambev, ADR		397,900		2,419,232
China - 27.3%
Alibaba Group Holding, ADR		27,400	[f]	4,245,630
Anhui Conch Cement, Cl. H		624,500		2,310,653
ANTA Sports Products		480,000		1,646,950
Beijing Capital International Airport, Cl. H		1,202,000		1,892,841
China Construction Bank, Cl. H		2,437,000		2,028,025
China Lodging Group, ADR		35,400	[f]	3,601,242
Ctrip.com International, ADR		29,800	[f]	1,779,954
PICC Property & Casualty, Cl. H		1,208,000		2,251,815
Ping An Insurance Group Company of
China, Cl. H		335,500		2,489,146
Shanghai Pharmaceuticals Holding, Cl. H		844,600		2,238,339
TAL Education Group, ADR		11,530		1,807,558
Tencent Holdings		227,400		9,124,182
				35,416,335
Hungary - 2.3%
Richter Gedeon		115,953		2,968,274
India - 4.2%
ICICI Bank, ADR		227,832		2,121,116
Reliance Industries, GDR		66,889	[d]	3,317,694
				5,438,810
Indonesia - 3.4%
Bank Rakyat Indonesia		1,655,700		1,836,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 73.3% (continued)		Shares		Value ($)
Indonesia - 3.4% (continued)
Telekomunikasi Indonesia		7,344,400		2,585,202
				4,421,210
Mexico - 2.7%
Arca Continental		161,400		1,199,904
Grupo Aeroportuario Centro Norte		355,700		2,246,789
				3,446,693
Peru - 1.0%
Credicorp		7,090		1,312,643
Philippines - .6%
Puregold Price Club		906,800		847,317
Russia - 3.7%
LUKOIL, ADR		48,000		2,262,720
Sberbank of Russia, ADR		214,205		2,515,838
				4,778,558
South Africa - 3.5%
Barclays Africa Group		185,123		2,031,208
Clicks Group		225,088		2,549,304
				4,580,512
South Korea - 10.2%
BGF retail		14,685		1,212,541
Coway		27,906		2,471,279
Hugel		3,809	[f]	1,978,958
KB Financial Group		64,600		3,429,016
Korea Electric Power	KRW	48,888		1,946,258
Korea Investment Holdings		21,850		1,390,215
NAVER		1,224		878,309
				13,306,576
Taiwan - 7.6%
Advanced Semiconductor Engineering		869,119		1,168,592
Airtac International Group		180,000		2,435,131
Largan Precision		11,000		2,007,253
Taiwan Semiconductor Manufacturing		599,000		4,255,121
				9,866,097
Thailand - 1.3%
Thai Beverage		2,328,400		1,640,868
Turkey - 1.6%
Turkiye Garanti Bankasi	TRY	710,554		2,128,018
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank		476,598		940,727
Emaar Properties		440,978		989,276
				1,930,003
United States - .5%
iShares MSCI Emerging Markets ETF		14,918		653,408
Total Common Stocks
(cost $69,331,491)				95,154,554
Preferred Stocks - 2.5%
Brazil - 2.5%
Cia Energetica de Minas Gerais		564,000		1,540,969
Petroleo Brasileiro		408,400	[f]	1,740,547
Total Preferred Stocks
(cost $3,583,168)				3,281,516

Rights - .0%
Germany - .0%
Airtac International Group
(cost $0)	8,044 [f]	1,292
Short-Term Investments - .3%

U.S. Treasury Bills, 0.93%, 9/28/17
(cost $329,507)	330,000	329,477
Other Investment - 6.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,886,458)	7,886,458 [g]	7,886,458
Total Investments (cost $104,607,680)	100.5%	130,438,469
Liabilities, Less Cash and Receivables	(0.5%)	(599,621)
Net Assets	100.0%	129,838,848

ADR—American Depository Receipt
ARS—Argentine Peso
COP—Colombian Peso
ETF—Exchange-Traded Fund
EUR—Euro
GDR—Global Depository Receipt
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Variable rate security—rate shown is the interest rate in effect at period end.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
d

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $9,868,921 or 7.6% of net assets.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financial	18.8
Information Technology	16.7
Foreign/Governmental	12.3
Consumer Discretionary	8.7
Consumer Staples	7.6
Short-Term/Money Market Investments	6.4
Corporate Bonds	6.0
Energy	5.6
Health Care	5.5
Industrials	5.1
Utilities	2.7
Telecommunication Services	2.0
Materials	1.8
Real Estate	.8
Exchange-Traded Funds	.5
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund
July 31, 2017 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Colombian Peso,
October 2017 @ COP 3,200	1,300,000	(10,237)
Russian Ruble,
October 2017 @ RUB 63	1,300,000	(19,174)
South African Rand,
October 2017 @ ZAR 14.5	1,200,000	(7,063)
South Korean Won,
September 2017 @ KRW 1,175	1,200,000	(3,166)
Total Options Written
(premiums received $56,727)		(39,640)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Total Emerging Markets Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Czech Koruna,
Expiring
8/25/2017	24,000,000	1,033,448	1,091,394	57,946
Turkish Lira,
Expiring
8/25/2017	3,500,000	970,618	986,083	15,465
Citigroup
Brazilian Real,
Expiring
10/3/2017	6,405,000	2,011,684	2,030,836	19,152
Chilean Peso,
Expiring
8/25/2017	1,222,540,000	1,829,905	1,880,336	50,431
Indian Rupee,
Expiring
8/24/2017	443,810,000	6,843,639	6,894,695	51,056
Mexican New Peso,
Expiring
8/25/2017	27,150,000	1,475,704	1,518,186	42,482
Russian Ruble,
Expiring
8/25/2017	54,660,000	944,776	909,305	(35,471)
South African Rand,
Expiring
8/25/2017	29,225,000	2,243,417	2,207,312	(36,105)
South Korean Won,
Expiring
8/25/2017	2,726,560,000	2,428,867	2,436,940	8,073
Taiwan Dollar,
Expiring
8/25/2017	33,215,000	1,101,330	1,101,319	(11)
Goldman Sachs International
Euro,
Expiring
8/31/2017	1,815,000	2,126,418	2,152,472	26,054
Peruvian New Sol,
Expiring
8/25/2017	7,862,000	2,386,185	2,419,893	33,708

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Goldman Sachs International (continued)
Singapore Dollar,
Expiring
8/25/2017	1,290,000	933,494	952,272	18,778
HSBC
Argentine Peso,
Expiring
8/25/2017	7,845,000	450,862	437,198	(13,664)
JP Morgan Chase Bank
Colombian Peso,
Expiring
8/25/2017	9,014,065,000	3,058,466	3,009,131	(49,335)
Malaysian Ringgit,
Expiring
8/25/2017	25,880,000	6,074,404	6,037,771	(36,633)
Polish Zloty,
Expiring
8/25/2017	12,540,000	3,375,606	3,487,369	111,763
UBS
Czech Koruna,
Expiring
8/25/2017	29,290,000	1,258,665	1,331,955	73,290
9/29/2017	70,780,000	2,902,608	3,227,316	324,708
Sales:
Barclays Bank
Euro,
Expiring
8/25/2017	918,393	1,033,447	1,088,770	(55,323)
Singapore Dollar,
Expiring
8/25/2017	2,170,000	1,575,226	1,601,885	(26,659)
South African Rand,
Expiring
8/25/2017	9,290,000	715,212	701,657	13,555
Citigroup
Colombian Peso,
Expiring
8/25/2017	6,624,700,000	2,173,429	2,211,498	(38,069)
Peruvian New Sol,
Expiring
8/25/2017	2,340,000	715,378	720,243	(4,865)
Goldman Sachs International
Hungarian Forint,
Expiring
8/25/2017	316,410,000	1,155,232	1,233,414	(78,182)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
South African Rand,
Expiring
8/25/2017	3,040,000	232,796	229,606	3,190
JP Morgan Chase Bank
Hungarian Forint,
Expiring
8/25/2017	580,630,000	2,163,905	2,263,384	(99,479)
Indonesian Rupiah,
Expiring
8/25/2017	6,840,010,000	511,632	511,924	(292)
Mexican New Peso,
Expiring
8/25/2017	21,860,000	1,188,097	1,222,377	(34,280)
Philippine Peso,
Expiring
8/25/2017	74,840,000	1,505,608	1,481,572	24,036
Russian Ruble,
Expiring
8/25/2017	122,675,000	2,120,644	2,040,779	79,865
Thai Baht,
Expiring
8/25/2017	59,455,000	1,744,060	1,787,020	(42,960)
Turkish Lira,
Expiring
8/25/2017	5,000	1,386	1,409	(23)
UBS
Euro,
Expiring
8/25/2017	1,118,558	1,258,665	1,326,069	(67,404)
9/29/2017	2,654,825	2,902,608	3,153,148	(250,540)
Gross Unrealized Appreciation				953,552
Gross Unrealized Depreciation				(869,295)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†		7,857,808		7,857,808
Equity Securities Foreign Common
Stocks†	94,501,146			94,501,146
Equity Securities Foreign Preferred
Stocks†	3,281,516			3,281,516
Exchange-Traded Funds	653,408			653,408
Foreign Government		15,927,364		15,927,364
Registered Investment Company	7,886,458			7,886,458
Rights†	1,292			1,292
U.S. Treasury		329,477		329,477
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††		953,552		953,552
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††		(869,295)		(869,295)
Options Written		(39,640)		(39,640)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $25,847,876, consisting of $27,233,144 gross unrealized appreciation and $1,385,268 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2%
Adient Global Holdings,
Gtd. Notes	4.88	8/15/26	75,000	[a]	76,444
Allison Transmission,
Gtd. Bonds	5.00	10/1/24	75,000	[a]	77,813
Altice,
Gtd. Notes	7.75	5/15/22	350,000	[a]	372,312
Altice,
Gtd. Notes	7.63	2/15/25	75,000	[a]	82,500
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	150,000	[a]	166,695
Altice Financing,
Sr. Scd. Notes	6.50	1/15/22	75,000	[a]	78,353
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	150,000	[a]	159,281
Altice US Finance I,
Sr. Scd. Notes	5.38	7/15/23	75,000	[a]	78,937
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	75,000		76,992
AMC Entertainment Holdings,
Sr. Sub. Notes	5.88	11/15/26	75,000	[a]	78,281
AMC Networks,
Gtd. Notes	4.75	12/15/22	75,000		77,400
AMC Networks,
Gtd. Notes	5.00	4/1/24	75,000		77,438
American Axle & Manufacturing,
Gtd. Notes	6.63	10/15/22	125,000		130,312
American Tire Distributors,
Sr. Sub. Notes	10.25	3/1/22	125,000	[a]	130,937
Aramark Services,
Gtd. Notes	4.75	6/1/26	75,000		78,719
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50	4/15/22	50,000	[a]	52,188
Avis Budget Car Rental,
Gtd. Notes	5.50	4/1/23	75,000		75,656
Beazer Homes USA,
Gtd. Notes	8.75	3/15/22	125,000		139,821
Boyd Gaming,
Gtd. Notes	6.88	5/15/23	75,000		80,906
Boyd Gaming,
Gtd. Notes	6.38	4/1/26	75,000		81,937
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	50,000		56,175
Cablevision Systems,
Sr. Unscd. Notes	5.88	9/15/22	130,000		137,637
CCO Holdings,
Sr. Unscd. Notes	5.25	9/30/22	200,000		206,750
CCO Holdings,
Sr. Unscd. Notes	5.13	2/15/23	200,000		207,500
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	120,000		125,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2% (continued)
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	75,000	[a]	80,743
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	75,000	[a]	79,899
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/27	200,000	[a]	207,250
Cengage Learning,
Sr. Unscd. Notes	9.50	6/15/24	50,000	[a]	43,750
Cequel Communications Holdings I,
Sr. Unscd. Notes	5.13	12/15/21	350,000	[a]	359,513
Cinemark USA,
Gtd. Notes	4.88	6/1/23	75,000		76,594
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	150,000		151,500
Cooper-Standard Automotive,
Gtd. Notes	5.63	11/15/26	50,000	[a]	50,563
CSC Holdings,
Gtd. Notes	5.50	4/15/27	75,000	[a]	80,062
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	50,000		55,783
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	200,000	[a]	233,250
Dana,
Sr. Unscd. Notes	5.50	12/15/24	100,000		104,125
DISH DBS,
Gtd. Notes	7.88	9/1/19	50,000		55,375
DISH DBS,
Gtd. Notes	6.75	6/1/21	150,000		165,937
DISH DBS,
Gtd. Notes	5.88	7/15/22	300,000		327,282
DISH DBS,
Gtd. Notes	7.75	7/1/26	300,000		360,000
Dollar Tree,
Gtd. Notes	5.75	3/1/23	300,000		319,125
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	4.50	4/15/20	125,000		130,156
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	5.25	4/15/23	75,000		78,094
GLP Capital,
Gtd. Notes	4.38	11/1/18	75,000		76,500
GLP Capital,
Gtd. Notes	4.88	11/1/20	50,000		53,124
GLP Capital,
Gtd. Notes	4.38	4/15/21	50,000		52,313
GLP Capital,
Gtd. Notes	5.38	11/1/23	75,000		81,300
GLP Capital,
Gtd. Notes	5.38	4/15/26	75,000		81,820
Goodyear Tire & Rubber,
Gtd. Bonds	5.13	11/15/23	75,000		78,281
Goodyear Tire & Rubber,
Gtd. Notes	5.00	5/31/26	75,000		77,531
Goodyear Tire & Rubber,
Gtd. Notes	4.88	3/15/27	125,000		126,953
Gray Television,
Gtd. Notes	5.13	10/15/24	75,000	[a]	76,969

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2% (continued)
Gray Television,
Sr. Unscd. Notes	5.88	7/15/26	75,000	[a]	77,813
Group 1 Automotive,
Gtd. Notes	5.00	6/1/22	75,000	[b]	77,250
Hanesbrands,
Gtd. Notes	4.88	5/15/26	75,000	[a]	76,875
Hilton Domestic Operating,
Gtd. Notes	4.25	9/1/24	75,000	[a]	75,938
Hilton Worldwide Finance,
Gtd. Notes	4.63	4/1/25	250,000	[a]	259,687
iHeartCommunications,
Sr. Scd. Notes	9.00	12/15/19	125,000		101,406
iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	300,000		224,625
IHO Verwaltungs,
Sr. Unscd. Notes	4.13	9/15/21	50,000	[a]	51,125
International Game Technology,
Sr. Scd. Notes	5.63	2/15/20	125,000	[a]	133,025
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	125,000	[a]	137,500
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	75,000	[a]	83,156
J.C. Penney,
Gtd. Notes	6.38	10/15/36	100,000		74,500
J.C. Penney,
Scd. Notes	5.88	7/1/23	75,000	[a]	76,219
Jack Ohio Finance,
Sr. Scd. Notes	6.75	11/15/21	75,000	[a]	78,375
Jaguar Land Rover Automotive,
Gtd. Notes	4.13	12/15/18	75,000	[a]	76,688
Jaguar Land Rover Automotive,
Gtd. Notes	4.25	11/15/19	75,000	[a]	77,250
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	75,000	[a]	78,188
KFC Holding,
Gtd. Notes	5.25	6/1/26	75,000	[a]	79,687
L Brands,
Gtd. Notes	8.50	6/15/19	50,000		55,375
L Brands,
Gtd. Notes	5.63	2/15/22	200,000		210,500
L Brands,
Gtd. Notes	6.88	11/1/35	75,000		72,375
L Brands,
Gtd. Notes	6.75	7/1/36	75,000		71,625
Lamar Media,
Gtd. Notes	5.00	5/1/23	75,000		78,375
Lamar Media,
Gtd. Notes	5.38	1/15/24	75,000		79,312
Landry's,
Sr. Unscd. Notes	6.75	10/15/24	75,000	[a]	77,085
Lee Enterprises,
Sr. Scd. Notes	9.50	3/15/22	50,000	[a]	51,938
Lennar,
Gtd. Bonds	4.13	1/15/22	125,000		129,140
Lennar,
Gtd. Notes	4.50	6/15/19	75,000		77,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2% (continued)
Lennar,
Gtd. Notes	4.75	11/15/22	75,000	[b]	79,828
Lions Gate Entertainment,
Gtd. Notes	5.88	11/1/24	75,000	[a]	79,125
Live Nation Entertainment,
Gtd. Notes	4.88	11/1/24	75,000	[a]	77,063
LKQ,
Gtd. Notes	4.75	5/15/23	75,000		76,313
McClatchy,
Gtd. Notes	6.88	3/15/29	100,000		76,500
McClatchy,
Sr. Scd. Notes	9.00	12/15/22	75,000		77,813
Men's Wearhouse,
Gtd. Notes	7.00	7/1/22	75,000		68,438
MGM Resorts International,
Gtd. Notes	6.75	10/1/20	50,000		55,625
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	225,000		253,687
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	75,000		88,305
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	75,000		83,250
Michaels Stores,
Gtd. Notes	5.88	12/15/20	75,000	[a]	77,063
Mohegan Gaming & Entertainment,
Gtd. Notes	7.88	10/15/24	75,000	[a]	79,500
Monitronics International,
Gtd. Notes	9.13	4/1/20	225,000		212,062
Netflix,
Gtd. Notes	4.38	11/15/26	75,000	[a]	76,125
Netflix,
Sr. Unscd. Bonds	5.88	2/15/25	75,000		84,187
Netflix,
Sr. Unscd. Notes	5.50	2/15/22	125,000		135,937
New Red Finance,
Sr. Scd. Notes	4.63	1/15/22	50,000	[a]	51,250
Nexstar Broadcasting,
Gtd. Notes	5.63	8/1/24	75,000	[a]	77,719
Nielsen Finance,
Gtd. Notes	5.00	4/15/22	350,000	[a]	361,812
Outfront Media Capital,
Gtd. Notes	5.25	2/15/22	125,000		129,844
Outfront Media Capital,
Gtd. Notes	5.63	2/15/24	75,000		78,563
Penske Automotive Group,
Gtd. Notes	5.75	10/1/22	75,000		77,813
Penske Automotive Group,
Gtd. Notes	5.50	5/15/26	75,000		75,375
PetSmart,
Sr. Unscd. Notes	7.13	3/15/23	300,000	[a]	271,875
Pinnacle Entertainment,
Sr. Unscd. Notes	5.63	5/1/24	75,000	[a]	78,000
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	300,000	[a]	335,625
PulteGroup,
Gtd. Notes	5.50	3/1/26	75,000		81,000

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2% (continued)
PulteGroup,
Gtd. Notes	5.00	1/15/27	75,000		77,906
PulteGroup,
Gtd. Notes	7.88	6/15/32	100,000		119,500
Quebecor Media,
Sr. Unscd. Notes	5.75	1/15/23	150,000		162,187
Regal Entertainment Group,
Sr. Unscd. Notes	5.75	3/15/22	125,000		130,612
RSI Home Products,
Scd. Notes	6.50	3/15/23	75,000	[a]	79,125
Sally Holdings,
Gtd. Notes	5.63	12/1/25	75,000		76,875
Scientific Games International,
Gtd. Notes	10.00	12/1/22	150,000		167,812
Scientific Games International,
Sr. Scd. Notes	7.00	1/1/22	125,000	[a]	133,437
Service Corporation International,
Sr. Unscd. Notes	5.38	5/15/24	75,000		79,875
ServiceMaster,
Gtd. Notes	5.13	11/15/24	75,000	[a]	77,250
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	350,000	[a]	366,618
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	75,000	[a]	79,500
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	300,000	[a]	325,875
Silversea Cruise Finance,
Sr. Scd. Notes	7.25	2/1/25	75,000	[a]	81,094
Sinclair Television Group,
Gtd. Notes	5.38	4/1/21	75,000		77,250
Sinclair Television Group,
Gtd. Notes	6.13	10/1/22	75,000		78,000
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	75,000	[a]	78,188
Sirius XM Radio,
Gtd. Notes	6.00	7/15/24	75,000	[a]	81,094
Sirius XM Radio,
Gtd. Notes	5.38	4/15/25	75,000	[a]	78,937
Sirius XM Radio,
Gtd. Notes	5.38	7/15/26	75,000	[a]	78,791
Six Flags Entertainment,
Gtd. Notes	4.88	7/31/24	150,000	[a]	153,000
Sonic Automotive,
Gtd. Notes	5.00	5/15/23	75,000		73,125
Springs Industries,
Sr. Scd. Notes	6.25	6/1/21	75,000		77,250
Station Casinos,
Gtd. Notes	7.50	3/1/21	53,000		55,385
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	75,000	[a]	77,063
TEGNA,
Gtd. Notes	6.38	10/15/23	250,000		265,625
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	75,000		77,438
Tenneco,
Gtd. Notes	5.00	7/15/26	75,000		76,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.2% (continued)
Time,
Gtd. Notes	5.75	4/15/22	125,000	[a]	130,312
Tribune Media,
Gtd. Notes	5.88	7/15/22	75,000		79,031
Under Armour,
Sr. Unscd. Notes	3.25	6/15/26	75,000		70,010
Unitymedia Hessen,
Sr. Scd. Bonds	5.00	1/15/25	75,000	[a]	79,500
Unitymedia Hessen,
Sr. Scd. Notes	5.50	1/15/23	67,500	[a]	70,200
Univision Communications,
Sr. Scd. Notes	6.75	9/15/22	75,000	[a]	78,094
Univision Communications,
Sr. Scd. Notes	5.13	5/15/23	75,000	[a]	76,688
Univision Communications,
Sr. Scd. Notes	5.13	2/15/25	75,000	[a]	75,375
Viacom,
Jr. Sub. Notes	5.88	2/28/57	75,000	[b]	76,906
Viacom,
Jr. Sub. Notes	6.25	2/28/57	75,000	[b]	77,105
Viking Cruises,
Sr. Unscd. Notes	8.50	10/15/22	75,000	[a]	78,937
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	75,000	[a]	79,125
Virgin Media Secured Finance,
Sr. Scd. Bonds	5.25	1/15/26	75,000	[a]	78,281
Wynn Las Vegas,
Gtd. Notes	5.50	3/1/25	300,000	[a]	316,437
Yum! Brands,
Sr. Unscd. Notes	3.75	11/1/21	200,000		205,250
ZF North America Capital,
Gtd. Notes	4.50	4/29/22	125,000	[a]	131,719
ZF North America Capital,
Gtd. Notes	4.75	4/29/25	75,000	[a]	78,750
Ziggo Bond Finance,
Sr. Unscd. Notes	6.00	1/15/27	75,000	[a]	77,727
Ziggo Secured Finance,
Sr. Scd. Notes	5.50	1/15/27	300,000	[a]	311,250
					18,068,712
Consumer Staples - .2%
Albertsons,
Sr. Unscd. Notes	6.63	6/15/24	75,000	[a]	70,688
Albertsons,
Sr. Unscd. Notes	5.75	3/15/25	75,000	[a]	68,250
Alliance One International,
Scd. Notes	9.88	7/15/21	175,000		157,719
Avon Products,
Sr. Unscd. Notes	6.60	3/15/20	50,000	[b]	51,125
Avon Products,
Sr. Unscd. Notes	7.00	3/15/23	150,000	[b]	138,937
B&G Foods,
Gtd. Notes	4.63	6/1/21	75,000		76,969
Cott Beverages,
Gtd. Notes	5.38	7/1/22	75,000		78,094
Dean Foods,
Gtd. Notes	6.50	3/15/23	75,000	[a]	77,906

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - .2% (continued)
Edgewell Personal Care,
Gtd. Notes	4.70	5/24/22	50,000		54,000
First Quality Finance,
Sr. Unscd. Notes	4.63	5/15/21	75,000	[a]	76,688
Fresh Market,
Sr. Scd. Notes	9.75	5/1/23	75,000	[a]	61,688
HRG Group,
Sr. Scd. Notes	7.88	7/15/19	125,000		127,531
HRG Group,
Sr. Unscd. Notes	7.75	1/15/22	125,000		132,500
JBS USA Finance,
Gtd. Notes	8.25	2/1/20	50,000	[a]	50,875
JBS USA Finance,
Gtd. Notes	7.25	6/1/21	50,000	[a]	51,063
JBS USA Finance,
Gtd. Notes	5.88	7/15/24	75,000	[a]	74,813
JBS USA Finance,
Gtd. Notes	5.75	6/15/25	100,000	[a]	99,500
Kronos Acquisition Holdings,
Sr. Unscd. Notes	9.00	8/15/23	75,000	[a]	75,563
Pilgrim's Pride,
Gtd. Notes	5.75	3/15/25	75,000	[a]	77,250
Post Holdings,
Gtd. Notes	5.50	3/1/25	75,000	[a]	79,312
Revlon Consumer Products,
Gtd. Notes	5.75	2/15/21	125,000	[b]	104,375
Rite Aid,
Gtd. Notes	6.13	4/1/23	300,000	[a]	298,500
Safeway,
Sr. Unscd. Debs.	7.25	2/1/31	50,000		46,250
Spectrum Brands,
Gtd. Notes	6.63	11/15/22	75,000		78,656
Spectrum Brands,
Gtd. Notes	5.75	7/15/25	75,000		80,344
Tesco,
Sr. Unscd. Notes	6.15	11/15/37	100,000	[a]	105,439
TreeHouse Foods,
Gtd. Notes	6.00	2/15/24	75,000	[a]	80,812
US Foods,
Gtd. Notes	5.88	6/15/24	75,000	[a]	78,656
Vector Group,
Sr. Scd. Notes	6.13	2/1/25	75,000	[a]	77,438
					2,630,941
Energy - .6%
Andeavor Logistics,
Gtd. Notes	5.50	10/15/19	50,000		52,813
Antero Midstream Partners,
Sr. Unscd. Bonds	5.38	9/15/24	75,000		77,813
Antero Resources,
Gtd. Notes	5.13	12/1/22	125,000		127,500
Antero Resources,
Gtd. Notes	5.63	6/1/23	75,000		77,250
Ascent Resources Utica Holdings,
Sr. Unscd. Notes	10.00	4/1/22	50,000	[a]	51,500
Atwood Oceanics,
Sr. Unscd. Notes	6.50	2/1/20	50,000		49,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - .6% (continued)
Blue Racer Midstream,
Gtd. Notes	6.13	11/15/22	75,000	[a]	77,063
California Resources,
Scd. Notes	8.00	12/15/22	150,000	[a]	96,375
Calumet Specialty Products Partners,
Gtd. Notes	6.50	4/15/21	75,000		68,813
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	75,000		76,359
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	75,000		74,906
Chesapeake Energy,
Gtd. Notes	8.00	1/15/25	75,000	[a]	75,469
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	50,000	[a]	50,250
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	183,000	[a]	194,666
Concho Resources,
Gtd. Notes	5.50	10/1/22	75,000		77,531
Concho Resources,
Gtd. Notes	5.50	4/1/23	75,000		77,813
Concho Resources,
Gtd. Notes	4.38	1/15/25	75,000		77,719
CONSOL Energy,
Gtd. Notes	5.88	4/15/22	350,000		353,062
Continental Resources,
Gtd. Notes	5.00	9/15/22	300,000		298,500
Continental Resources,
Gtd. Notes	4.50	4/15/23	75,000		73,313
Continental Resources,
Gtd. Notes	3.80	6/1/24	75,000		69,750
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	75,000	[b]	76,781
CSI Compressco,
Gtd. Notes	7.25	8/15/22	100,000		94,125
DCP Midstream Operating,
Gtd. Notes	4.75	9/30/21	170,000	[a]	175,525
DCP Midstream Operating,
Gtd. Notes	3.88	3/15/23	130,000		127,400
Denbury Resources,
Gtd. Notes	5.50	5/1/22	75,000		40,875
Diamond Offshore Drilling,
Sr. Unscd. Notes	4.88	11/1/43	75,000		49,500
Diamondback Energy,
Notes	4.75	11/1/24	75,000		76,125
Diamondback Energy,
Scd. Notes	5.38	5/31/25	75,000		78,000
Eclipse Resources,
Gtd. Notes	8.88	7/15/23	75,000		76,493
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	50,000		56,750
Energy Transfer Equity,
Sr. Scd. Notes	5.88	1/15/24	75,000		81,187
Energy Transfer Equity,
Sr. Scd. Notes	5.50	6/1/27	75,000		79,125
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	300,000		230,250

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - .6% (continued)
Everest Acquisition Finance,
Gtd. Notes	6.38	6/15/23	75,000		47,813
Extraction Oil & Gas,
Gtd. Notes	7.88	7/15/21	125,000	[a]	131,094
Genesis Energy,
Gtd. Notes	6.75	8/1/22	125,000		127,500
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	75,000	[a]	75,188
Halcon Resources,
Gtd. Notes	6.75	2/15/25	75,000	[a]	77,063
Hilcorp Energy I,
Sr. Unscd. Notes	5.75	10/1/25	75,000	[a]	73,500
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	140,000		105,700
Jupiter Resources,
Sr. Unscd. Notes	8.50	10/1/22	75,000	[a]	53,625
KCA Deutag UK Finance,
Sr. Scd. Notes	9.88	4/1/22	50,000	[a]	50,500
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	100,000		101,625
Laredo Petroleum,
Gtd. Notes	7.38	5/1/22	50,000		52,000
Legacy Reserves Finance,
Gtd. Notes	6.63	12/1/21	50,000		32,250
Matador Resources,
Gtd. Notes	6.88	4/15/23	150,000		159,750
McDermott International,
Scd. Notes	8.00	5/1/21	75,000	[a]	76,781
MEG Energy,
Gtd. Notes	7.00	3/31/24	75,000	[a]	62,063
MEG Energy,
Scd. Notes	6.50	1/15/25	75,000	[a]	72,844
Murphy Oil,
Sr. Unscd. Notes	6.88	8/15/24	150,000		159,750
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	50,000		53,063
NGL Energy Partners,
Gtd. Notes	5.13	7/15/19	150,000		149,437
NGL Energy Partners,
Gtd. Notes	6.13	3/1/25	75,000	[a]	68,438
Niska Gas Storage,
Gtd. Notes	6.50	4/1/19	75,000		76,688
Noble Holding International,
Gtd. Notes	7.75	1/15/24	75,000		60,064
Noble Holding International,
Gtd. Notes	6.05	3/1/41	100,000		61,200
Noble Holding International,
Gtd. Notes	5.25	3/15/42	100,000		58,500
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	75,000		49,125
Parsley Energy,
Gtd. Notes	5.38	1/15/25	75,000	[a]	76,875
PBF Holding,
Sr. Scd. Notes	7.00	11/15/23	75,000		75,750
PDC Energy,
Gtd. Notes	7.75	10/15/22	75,000		78,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - .6% (continued)
Peabody Energy,
Sr. Scd. Notes	6.00	3/31/22	75,000	[a]	76,781
Peabody Energy,
Sr. Scd. Notes	6.38	3/31/25	75,000	[a]	76,031
Pride International,
Sr. Scd. Notes	6.88	8/15/20	50,000		51,250
QEP Resources,
Sr. Unscd. Notes	5.25	5/1/23	75,000		73,289
Range Resources,
Gtd. Notes	5.00	8/15/22	75,000	[a]	74,625
Range Resources,
Gtd. Notes	4.88	5/15/25	75,000		73,125
Resolute Energy,
Gtd. Notes	8.50	5/1/20	50,000		50,625
Rice Energy,
Gtd. Notes	6.25	5/1/22	125,000		130,781
Rockies Express Pipeline,
Sr. Unscd. Notes	6.00	1/15/19	75,000	[a]	78,469
Rockies Express Pipeline,
Sr. Unscd. Notes	5.63	4/15/20	50,000	[a]	53,141
Rose Rock Finance,
Gtd. Notes	5.63	7/15/22	75,000		74,813
Rowan Cos.,
Gtd. Notes	4.88	6/1/22	125,000		119,062
Rowan Cos.,
Gtd. Notes	7.38	6/15/25	75,000		71,063
RSP Permian,
Gtd. Notes	6.63	10/1/22	150,000		157,312
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	75,000		68,250
SESI,
Gtd. Notes	7.13	12/15/21	75,000		75,844
SM Energy,
Sr. Unscd. Notes	6.13	11/15/22	75,000		73,852
SM Energy,
Sr. Unscd. Notes	5.63	6/1/25	75,000		70,500
Southwestern Energy,
Gtd. Notes	5.80	1/23/20	50,000	[b]	51,875
Southwestern Energy,
Sr. Unscd. Notes	4.10	3/15/22	300,000		281,250
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/25	75,000		76,313
Sunoco Finance,
Gtd. Notes	5.50	8/1/20	75,000		76,969
Sunoco Finance,
Gtd. Notes	6.38	4/1/23	75,000		79,312
Targa Resources Partners,
Gtd. Notes	4.13	11/15/19	250,000		254,062
Tesoro Logistics Finance,
Gtd. Notes	5.25	1/15/25	130,000		139,587
Transocean,
Gtd. Notes	6.80	3/15/38	150,000		112,500
Transocean Phoenix 2,
Sr. Scd. Notes	7.75	10/15/24	71,250	[a]	77,663
Tullow Oil,
Gtd. Notes	6.00	11/1/20	50,000	[a]	48,688

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - .6% (continued)
Ultra Resources,
Sr. Unscd. Notes	6.88	4/15/22	50,000	[a]	51,563
Weatherford International,
Gtd. Notes	7.75	6/15/21	75,000		77,156
Weatherford International,
Gtd. Notes	4.50	4/15/22	75,000		69,375
Weatherford International,
Gtd. Notes	8.25	6/15/23	130,000		132,275
Weatherford International,
Gtd. Notes	7.00	3/15/38	100,000		90,875
Whiting Petroleum,
Gtd. Notes	5.00	3/15/19	75,000		74,625
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	75,000		71,438
Williams Cos.,
Gtd. Notes, Ser. A	7.50	1/15/31	100,000		119,500
Williams Cos.,
Sr. Unscd. Notes	3.70	1/15/23	100,000		99,468
Williams Cos.,
Sr. Unscd. Notes	4.55	6/24/24	75,000		78,094
Williams Cos.,
Sr. Unscd. Notes	5.75	6/24/44	75,000		78,375
WPX Energy,
Gtd. Notes	6.00	1/15/22	50,000		51,625
WPX Energy,
Sr. Unscd. Notes	8.25	8/1/23	75,000		82,875
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/24	75,000		74,250
					9,485,220
Financials - .4%
AerCap Global Aviation Trust,
Gtd. Notes	6.50	6/15/45	75,000	[a,b]	81,000
Ally Financial,
Gtd. Notes	4.75	9/10/18	140,000		144,242
Ally Financial,
Gtd. Notes	7.50	9/15/20	165,000		187,275
Ally Financial,
Gtd. Notes	8.00	11/1/31	150,000		186,937
Ally Financial,
Sr. Unscd. Notes	3.75	11/18/19	125,000		128,125
Ally Financial,
Sr. Unscd. Notes	4.13	2/13/22	50,000		51,563
Ally Financial,
Sub. Notes	5.75	11/20/25	175,000		187,906
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	111,000	[a]	116,750
CIT Group,
Sr. Unscd. Notes	3.88	2/19/19	50,000		51,313
CIT Group,
Sr. Unscd. Notes	5.38	5/15/20	250,000		270,625
CIT Group,
Sr. Unscd. Notes	5.00	8/1/23	75,000		81,469
CNH Industrial Capital,
Gtd. Notes	3.63	4/15/18	75,000		75,938
CNH Industrial Capital,
Gtd. Notes	4.38	11/6/20	125,000		131,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - .4% (continued)
CNH Industrial Capital,
Gtd. Notes	3.88	10/15/21	300,000		308,625
Credit Acceptance,
Gtd. Notes	6.13	2/15/21	100,000		103,000
Deutsche Bank,
Sub. Notes	4.30	5/24/28	75,000	[b]	75,913
Dresdner Funding Trust I,
Jr. Sub. Notes	8.15	6/30/31	130,000	[a]	165,103
Enova International,
Gtd. Notes	9.75	6/1/21	75,000		79,125
FBM Finance,
Sr. Scd. Notes	8.25	8/15/21	75,000	[a]	80,812
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	200,000		197,500
Genworth Holdings,
Gtd. Notes	7.63	9/24/21	50,000		47,819
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	125,000	[a]	131,094
Icahn Enterprises,
Gtd. Notes	4.88	3/15/19	125,000		126,806
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	125,000		128,672
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	125,000		129,119
Intelsat Connect Finance,
Gtd. Notes	12.50	4/1/22	50,000	[a]	48,188
Intesa Sanpaolo,
Sub. Notes	5.71	1/15/26	75,000	[a]	79,722
Jefferies Finance,
Sr. Scd. Notes	6.88	4/15/22	50,000	[a]	50,500
MSCI,
Gtd. Notes	5.25	11/15/24	75,000	[a]	80,437
MSCI,
Gtd. Notes	5.75	8/15/25	75,000	[a]	81,750
MSCI,
Gtd. Notes	4.75	8/1/26	75,000	[a]	78,000
Nationstar Mortgage,
Gtd. Notes	6.50	7/1/21	125,000		128,750
Navient,
Sr. Unscd. Notes	5.50	1/15/19	300,000		312,375
Navient,
Sr. Unscd. Notes	4.88	6/17/19	75,000		77,625
Navient,
Sr. Unscd. Notes	6.50	6/15/22	190,000		203,005
Navient,
Sr. Unscd. Notes	5.50	1/25/23	75,000		76,869
Och-Ziff Finance,
Gtd. Notes	4.50	11/20/19	150,000	[a]	142,875
OneMain Financial Holdings,
Gtd. Notes	7.25	12/15/21	125,000	[a]	131,875
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/24	75,000	[a]	76,547
Park Aerospace Holdings,
Sr. Unscd. Notes	5.25	8/15/22	300,000	[a]	306,375
Quicken Loans,
Gtd. Notes	5.75	5/1/25	300,000	[a]	315,375

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - .4% (continued)
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	200,000		221,571
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	250,000		278,534
Springleaf Finance,
Gtd. Notes	5.25	12/15/19	75,000		78,281
Springleaf Finance,
Gtd. Notes	8.25	12/15/20	50,000		56,250
Springleaf Finance,
Gtd. Notes	6.13	5/15/22	50,000		52,625
TMX Finance,
Sr. Scd. Notes	8.50	9/15/18	75,000	[a]	71,063
					6,216,417
Health Care - .6%
Acadia Healthcare,
Gtd. Notes	5.63	2/15/23	75,000		78,656
AMAG Pharmaceuticals,
Gtd. Notes	7.88	9/1/23	75,000	[a]	74,250
Centene,
Sr. Unscd. Notes	5.63	2/15/21	75,000		78,188
Centene,
Sr. Unscd. Notes	4.75	5/15/22	125,000		132,500
Centene,
Sr. Unscd. Notes	4.75	1/15/25	75,000		78,375
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	75,000	[a]	77,813
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	190,000		190,950
CHS/Community Health Systems,
Gtd. Notes	7.13	7/15/20	350,000		339,706
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	50,000		42,750
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	50,000		50,500
CHS/Community Health Systems,
Sr. Scd. Notes	6.25	3/31/23	210,000		215,775
DaVita,
Gtd. Notes	5.13	7/15/24	300,000		309,000
DaVita,
Gtd. Notes	5.00	5/1/25	75,000		76,298
DJO Finco,
Scd. Notes	8.13	6/15/21	75,000	[a]	71,063
Endo Finance,
Gtd. Notes	5.75	1/15/22	50,000	[a]	46,425
Endo Finco,
Gtd. Notes	5.38	1/15/23	75,000	[a,b]	64,500
Endo Finco,
Gtd. Notes	6.00	7/15/23	150,000	[a]	130,781
Endo Finco,
Gtd. Notes	6.00	2/1/25	75,000	[a,b]	63,573
Envision Healthcare,
Gtd. Notes	6.25	12/1/24	75,000	[a]	81,000
HCA,
Gtd. Notes	6.50	2/15/20	50,000		54,750
HCA,
Gtd. Notes	7.50	2/15/22	300,000		347,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - .6% (continued)
HCA,
Gtd. Notes	5.88	5/1/23	250,000		274,062
HCA,
Gtd. Notes	5.38	2/1/25	230,000		245,322
HCA,
Sr. Scd. Bonds	4.50	2/15/27	160,000		164,150
HCA,
Sr. Scd. Notes	3.75	3/15/19	225,000		230,906
HCA,
Sr. Scd. Notes	4.25	10/15/19	120,000		124,200
HCA,
Sr. Scd. Notes	5.00	3/15/24	300,000		319,200
HealthSouth,
Gtd. Notes	5.75	11/1/24	75,000		76,688
HealthSouth,
Sr. Unscd. Notes	5.75	9/15/25	100,000		103,500
Hologic,
Gtd. Notes	5.25	7/15/22	75,000	[a]	79,500
inVentiv Group Holdings,
Gtd. Notes	7.50	10/1/24	75,000	[a]	82,500
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	200,000		186,500
Kindred Healthcare,
Sr. Scd. Notes	8.00	1/15/20	50,000		50,500
Kinetic Concepts,
Scd. Notes	12.50	11/1/21	125,000	[a]	140,937
Kinetic Concepts,
Sr. Scd. Notes	7.88	2/15/21	75,000	[a]	79,500
LifePoint Health,
Gtd. Notes	5.50	12/1/21	125,000		129,844
LifePoint Health,
Gtd. Notes	5.88	12/1/23	75,000		79,875
LifePoint Health,
Gtd. Notes	5.38	5/1/24	75,000		78,383
Mallinckrodt International Finance,
Gtd. Notes	4.88	4/15/20	75,000	[a]	75,000
Mallinckrodt International Finance,
Gtd. Notes	5.75	8/1/22	75,000	[a]	73,594
Mallinckrodt International Finance,
Gtd. Notes	5.63	10/15/23	75,000	[a]	72,188
MEDNAX,
Gtd. Notes	5.25	12/1/23	75,000	[a]	77,438
Molina Healthcare,
Gtd. Notes	5.38	11/15/22	75,000	[b]	80,250
MPH Acquisition Holdings,
Sr. Unscd. Notes	7.13	6/1/24	75,000	[a]	81,375
Nature's Bounty,
Sr. Scd. Notes	7.63	5/15/21	125,000	[a]	135,000
Opal Acquisition,
Sr. Scd. Notes	7.50	7/1/24	8,000	[a]	7,950
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/22	125,000	[a]	123,437
Pharmaceutical Product Development,
Gtd. Notes	6.38	8/1/23	75,000	[a]	79,875
Quintiles IMS,
Gtd. Notes	4.88	5/15/23	75,000	[a]	78,188

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - .6% (continued)
Quintiles IMS,
Gtd. Notes	5.00	10/15/26	300,000	[a]	315,000
Quorum Health,
Gtd. Notes	11.63	4/15/23	100,000		84,000
RegionalCare Hospital Partners Holdings,
Sr. Scd. Notes	8.25	5/1/23	75,000	[a]	81,000
Select Medical,
Gtd. Notes	6.38	6/1/21	75,000		77,625
Team Health Holdings,
Gtd. Notes	6.38	2/1/25	75,000	[a]	73,688
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	300,000		322,125
Tenet Healthcare,
Sr. Unscd. Notes	8.00	8/1/20	200,000		203,500
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	50,000		53,875
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	300,000		297,750
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	75,000		76,688
Valeant Pharmaceuticals International,
Gtd. Notes	5.38	3/15/20	200,000	[a]	194,750
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	50,000	[a]	48,750
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	175,000	[a]	166,250
Valeant Pharmaceuticals International,
Gtd. Notes	5.88	5/15/23	300,000	[a]	259,500
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	300,000	[a]	256,500
Vizient,
Sr. Unscd. Notes	10.38	3/1/24	75,000	[a]	86,906
WellCare Health Plans,
Sr. Unscd. Notes	5.25	4/1/25	150,000		159,375
					8,691,247
Industrials - .4%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	125,000	[a]	130,094
ADT,
Sr. Scd. Notes	6.25	10/15/21	225,000		246,937
AECOM,
Gtd. Notes	5.75	10/15/22	75,000		78,937
AECOM,
Gtd. Notes	5.88	10/15/24	75,000		82,219
AECOM,
Gtd. Notes	5.13	3/15/27	75,000		75,750
Ahern Rentals,
Scd. Notes	7.38	5/15/23	75,000	[a]	66,750
Air Canada,
Gtd. Notes	7.75	4/15/21	50,000	[a]	57,063
Aircastle,
Sr. Unscd. Notes	6.25	12/1/19	125,000		135,469
Aircastle,
Sr. Unscd. Notes	5.13	3/15/21	75,000		79,781
Aircastle,
Sr. Unscd. Notes	5.00	4/1/23	75,000		79,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - .4% (continued)
Algeco Scotsman Global Finance,
Sr. Scd. Notes	8.50	10/15/18	125,000	[a]	121,250
Allegiant Travel,
Gtd. Notes	5.50	7/15/19	50,000		51,875
American Airlines Group,
Gtd. Notes	5.50	10/1/19	75,000	[a]	79,170
American Airlines Group,
Gtd. Notes	4.63	3/1/20	125,000	[a]	129,531
APX Group,
Gtd. Notes	8.75	12/1/20	125,000		128,750
APX Group,
Sr. Scd. Notes	7.88	12/1/22	75,000		81,750
Arconic,
Sr. Unscd. Notes	5.13	10/1/24	275,000		293,906
Arconic,
Sr. Unscd. Notes	5.95	2/1/37	100,000		103,500
Ashtead Capital,
Scd. Notes	6.50	7/15/22	75,000	[a]	78,000
Ashtead Capital,
Scd. Notes	5.63	10/1/24	75,000	[a]	81,000
BCD Acquisition,
Sr. Scd. Notes	9.63	9/15/23	75,000	[a]	82,875
Blueline Rental,
Scd. Notes	9.25	3/15/24	75,000	[a]	81,562
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	50,000	[a]	54,813
Bombardier,
Sr. Unscd. Notes	8.75	12/1/21	350,000	[a]	399,875
Bombardier,
Sr. Unscd. Notes	6.13	1/15/23	75,000	[a]	76,875
Builders Firstsource,
Sr. Scd. Notes	5.63	9/1/24	75,000	[a]	79,031
Cenveo,
Sr. Scd. Notes	6.00	8/1/19	100,000	[a]	86,250
Ceridian HCM Holding,
Sr. Unscd. Notes	11.00	3/15/21	50,000	[a]	53,000
Clean Harbors,
Gtd. Notes	5.13	6/1/21	125,000		127,812
CNH Industrial,
Sr. Unscd. Notes	4.50	8/15/23	75,000		79,687
CNH Industrial Capital,
Gtd. Notes	4.38	4/5/22	50,000		52,563
Gates Global,
Gtd. Notes	6.00	7/15/22	75,000	[a]	76,969
General Cable,
Gtd. Notes	5.75	10/1/22	75,000	[b]	77,250
GFL Environmental,
Sr. Unscd. Notes	9.88	2/1/21	75,000	[a]	81,562
Great Lakes Dredge & Dock,
Sr. Unscd. Notes	8.00	5/15/22	75,000	[a]	76,875
Griffon,
Gtd. Notes	5.25	3/1/22	75,000		76,969
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	75,000	[a]	81,000
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	75,000		78,000

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - .4% (continued)
HD Supply,
Gtd. Notes	5.75	4/15/24	75,000	[a]	80,531
HD Supply,
Sr. Scd. Notes	5.25	12/15/21	75,000	[a]	78,984
Hertz,
Gtd. Notes	5.88	10/15/20	75,000		70,875
Hertz,
Gtd. Notes	6.25	10/15/22	75,000		65,813
Hertz,
Gtd. Notes	5.50	10/15/24	75,000	[a]	61,500
Huntington Ingalls Industries,
Gtd. Notes	5.00	11/15/25	75,000	[a]	80,812
IHS Markit,
Gtd. Notes	4.75	2/15/25	75,000	[a]	79,125
KLX,
Gtd. Notes	5.88	12/1/22	75,000	[a]	79,125
Kratos Defense & Security Solutions,
Sr. Scd. Notes	7.00	5/15/19	36,000		36,900
Navios Maritime Holdings,
Sr. Scd. Notes	7.38	1/15/22	75,000	[a]	58,875
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	75,000		78,937
Ritchie Bros Auctioneers,
Gtd. Notes	5.38	1/15/25	75,000	[a]	78,873
Sensata Technologies,
Gtd. Notes	4.88	10/15/23	75,000	[a]	77,906
Sensata Technologies UK Financing,
Gtd. Notes	6.25	2/15/26	75,000	[a]	82,125
Standard Industries,
Sr. Unscd. Notes	6.00	10/15/25	75,000	[a]	80,812
Stena,
Sr. Unscd. Notes	7.00	2/1/24	75,000	[a]	69,938
Terex,
Gtd. Notes	5.63	2/1/25	125,000	[a]	130,469
TransDigm,
Gtd. Notes	6.00	7/15/22	125,000		130,937
TransDigm,
Gtd. Notes	6.50	7/15/24	75,000		79,781
TransDigm,
Gtd. Notes	6.38	6/15/26	75,000		78,563
United Rentals North America,
Gtd. Notes	6.13	6/15/23	75,000		78,656
United Rentals North America,
Gtd. Notes	5.50	5/15/27	200,000		211,500
United Rentals North America,
Scd. Notes	4.63	7/15/23	75,000		78,844
Vertiv Group,
Sr. Unscd. Notes	9.25	10/15/24	75,000	[a]	83,250
Virgin Australia Holdings,
Gtd. Notes	7.88	10/15/21	50,000	[a]	52,125
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	75,000		77,625
Xerium Technologies,
Sr. Scd. Notes	9.50	8/15/21	100,000		105,750
XPO Logistics,
Gtd. Bonds	6.13	9/1/23	300,000	[a]	313,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - .4% (continued)
XPO Logistics,
Gtd. Notes	6.50	6/15/22	50,000	[a]	52,125
					6,538,568
Information Technology - .3%
Advanced Micro Devices,
Sr. Unscd. Notes	7.50	8/15/22	150,000		169,500
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	75,000		78,281
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	125,000	[a]	129,687
Boxer Parent,
Sr. Unscd. Notes	9.00	10/15/19	75,000	[a]	75,281
Camelot Finance,
Sr. Unscd. Notes	7.88	10/15/24	75,000	[a]	81,750
CDW,
Gtd. Notes	5.50	12/1/24	75,000		82,500
CDW,
Gtd. Notes	5.00	9/1/25	75,000		78,704
Conduent Finance,
Gtd. Notes	10.50	12/15/24	75,000	[a]	87,937
Dell International,
Gtd. Notes	5.88	6/15/21	350,000	[a]	367,937
EMC,
Sr. Unscd. Notes	2.65	6/1/20	350,000		345,536
Everi Payments,
Gtd. Notes	10.00	1/15/22	100,000		109,875
First Data,
Scd. Notes	5.75	1/15/24	300,000	[a]	318,000
First Data,
Sr. Scd. Notes	5.38	8/15/23	250,000	[a]	262,187
Genesys Telecommunications Laboratories,
Gtd. Notes	10.00	11/30/24	75,000	[a]	85,312
Harland Clarke Holdings,
Sr. Unscd. Notes	9.25	3/1/21	50,000	[a]	49,625
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	125,000	[a]	130,000
Infor US,
Gtd. Notes	6.50	5/15/22	50,000		52,313
Informatica,
Sr. Unscd. Notes	7.13	7/15/23	75,000	[a]	76,781
Ingram Micro,
Sr. Unscd. Notes	5.45	12/15/24	75,000	[b]	77,423
Micron Technology,
Sr. Unscd. Notes	5.25	8/1/23	75,000	[a]	78,633
NCR,
Gtd. Notes	4.63	2/15/21	75,000		76,688
NCR,
Gtd. Notes	5.00	7/15/22	75,000		77,280
NCR,
Sr. Unscd. Notes	4.75	12/15/21	125,000	[a]	129,687
Nuance Communications,
Gtd. Notes	5.63	12/15/26	75,000	[a]	80,250
NXP Funding,
Gtd. Notes	4.13	6/1/21	125,000	[a]	131,406
NXP Funding,
Gtd. Notes	4.63	6/15/22	50,000	[a]	53,813

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - .3% (continued)
NXP Funding,
Sr. Unscd. Notes	3.88	9/1/22	75,000	[a]	78,164
Open Text,
Gtd. Notes	5.63	1/15/23	75,000	[a]	79,125
Open Text,
Gtd. Notes	5.88	6/1/26	75,000	[a]	81,375
Rackspace Hosting,
Gtd. Notes	8.63	11/15/24	75,000	[a]	81,187
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	75,000	[a]	74,531
Sabre Global,
Sr. Scd. Notes	5.25	11/15/23	75,000	[a]	78,375
Solera Finance,
Sr. Unscd. Notes	10.50	3/1/24	75,000	[a]	86,625
Sungard Availability Services Capital,
Gtd. Notes	8.75	4/1/22	100,000	[a]	78,750
Symantec,
Sr. Unscd. Notes	5.00	4/15/25	75,000	[a]	78,750
TIBCO Software,
Sr. Unscd. Notes	11.38	12/1/21	125,000	[a]	137,656
Veritas US,
Sr. Unscd. Notes	10.50	2/1/24	75,000	[a]	83,437
ViaSat,
Sr. Unscd. Notes	6.88	6/15/20	75,000		76,688
Western Digital,
Gtd. Notes	10.50	4/1/24	300,000		355,875
Zebra Technologies,
Sr. Unscd. Bonds	7.25	10/15/22	75,000		79,969
					4,736,893
Materials - .6%
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	75,000	[a]	83,062
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	75,000	[a]	83,812
Aleris International,
Gtd. Notes	7.88	11/1/20	100,000		97,187
Aleris International,
Sr. Scd. Notes	9.50	4/1/21	75,000	[a]	79,500
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	75,000	[b]	79,125
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.63	4/15/21	27,000	[a]	27,979
Anglo American Capital,
Gtd. Notes	9.38	4/8/19	50,000	[a]	56,110
Anglo American Capital,
Gtd. Notes	3.63	5/14/20	125,000	[a]	128,750
Anglo American Capital,
Gtd. Notes	4.13	4/15/21	50,000	[a]	52,000
Anglo American Capital,
Gtd. Notes	4.88	5/14/25	75,000	[a]	80,437
Arcelormittal,
Sr. Unscd. Bonds	6.13	6/1/25	75,000		85,969
ArcelorMittal,
Sr. Unscd. Notes	5.75	8/5/20	50,000	[b]	54,250
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	50,000	[b]	55,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .6% (continued)
ArcelorMittal,
Sr. Unscd. Notes	6.75	2/25/22	125,000	[b]	141,562
ArcelorMittal,
Sr. Unscd. Notes	7.50	10/15/39	120,000	[b]	142,200
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	75,000		80,749
Ardagh Packaging Finance,
Gtd. Notes	6.00	6/30/21	50,000	[a]	51,688
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	75,000	[a]	83,062
Ardagh Packaging Finance,
Sr. Scd. Notes	4.63	5/15/23	75,000	[a]	76,969
Ashland,
Gtd. Notes	4.75	8/15/22	135,000	[b]	141,919
Ashland,
Sr. Unscd. Notes	6.88	5/15/43	50,000		54,750
Axalta Coating Systems,
Gtd. Notes	4.88	8/15/24	75,000	[a]	77,625
Ball,
Gtd. Bonds	5.00	3/15/22	350,000		377,965
Ball,
Gtd. Bonds	4.00	11/15/23	75,000		76,781
Ball,
Gtd. Notes	4.38	12/15/20	50,000		52,563
Ball,
Gtd. Notes	5.25	7/1/25	75,000		82,781
Berry Plastics,
Scd. Notes	5.50	5/15/22	75,000		78,281
Berry Plastics,
Scd. Notes	5.13	7/15/23	75,000		78,469
Blue Cube Spinco,
Gtd. Notes	9.75	10/15/23	75,000		91,875
Blue Cube Spinco,
Gtd. Notes	10.00	10/15/25	75,000		93,375
BlueScope Steel Finance,
Gtd. Notes	6.50	5/15/21	125,000	[a]	132,187
Cascades,
Gtd. Notes	5.50	7/15/22	75,000	[a]	78,000
CF Industries,
Gtd. Notes	7.13	5/1/20	50,000		55,125
CF Industries,
Gtd. Notes	3.45	6/1/23	75,000		71,250
CF Industries,
Gtd. Notes	4.95	6/1/43	75,000		64,313
CF Industries,
Gtd. Notes	5.38	3/15/44	75,000		67,781
Chemours,
Gtd. Notes	6.63	5/15/23	75,000		80,914
Chemours,
Gtd. Notes	7.00	5/15/25	75,000		84,000
CIMPOR Financial Operations,
Gtd. Notes	5.75	7/17/24	75,000	[a]	64,313
Cliffs Natural Resources,
Gtd. Notes	5.75	3/1/25	75,000	[a]	73,500
Cliffs Natural Resources,
Sr. Scd. Notes	8.25	3/31/20	67,000	[a]	75,325

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .6% (continued)
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	75,000	[a]	76,781
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	75,000	[a]	75,188
Coveris Holdings,
Gtd. Notes	7.88	11/1/19	125,000	[a]	124,375
Crown Americas,
Gtd. Notes	4.50	1/15/23	75,000		79,500
CVR Partners,
Sr. Scd. Notes	9.25	6/15/23	75,000	[a]	76,688
First Quantum Minerals,
Gtd. Notes	7.00	2/15/21	75,000	[a]	78,188
Flex Acquisition,
Sr. Unscd. Notes	6.88	1/15/25	75,000	[a]	78,891
FMG Resources August 2006,
Gtd. Notes	4.75	5/15/22	50,000	[a]	51,563
Freeport-McMoRan,
Gtd. Notes	4.00	11/14/21	50,000		50,188
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	350,000		340,375
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	300,000		292,125
Freeport-McMoRan,
Gtd. Notes	5.40	11/14/34	50,000		47,297
GCP Applied Technologies,
Gtd. Notes	9.50	2/1/23	75,000	[a]	85,594
Hexion,
Sr. Scd. Notes	6.63	4/15/20	250,000		236,562
Hudbay Minerals,
Gtd. Notes	7.25	1/15/23	75,000	[a]	81,656
Hudbay Minerals,
Gtd. Notes	7.63	1/15/25	75,000	[a]	82,687
Huntsman International,
Gtd. Notes	4.88	11/15/20	125,000		131,875
Imperial Metals,
Gtd. Notes	7.00	3/15/19	235,000	[a]	198,575
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	75,000	[a]	77,813
Kinross Gold,
Gtd. Notes	5.13	9/1/21	75,000		80,039
Koppers,
Gtd. Notes	6.00	2/15/25	75,000	[a]	80,062
Lundin Mining,
Sr. Scd. Notes	7.50	11/1/20	75,000	[a]	78,862
Momentive Performance Materials,
Sr. Scd. Notes	3.88	10/24/21	75,000		75,375
New Gold,
Gtd. Notes	6.25	11/15/22	75,000	[a]	78,000
Novelis,
Gtd. Notes	6.25	8/15/24	75,000	[a]	80,437
Novelis,
Gtd. Notes	5.88	9/30/26	75,000	[a]	79,125
Owens-Brockway Glass Container,
Gtd. Notes	5.00	1/15/22	300,000	[a]	318,186
Platform Specialty Products,
Sr. Unscd. Notes	10.38	5/1/21	125,000	[a]	138,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .6% (continued)
Platform Specialty Products,
Sr. Unscd. Notes	6.50	2/1/22	125,000	[a]	130,312
PolyOne,
Sr. Unscd. Notes	5.25	3/15/23	75,000		79,312
PQ,
Sr. Scd. Notes	6.75	11/15/22	75,000	[a]	81,414
Rayonier AM Products,
Gtd. Notes	5.50	6/1/24	75,000	[a]	74,438
Resolute Forest Products,
Gtd. Notes	5.88	5/15/23	75,000		73,313
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	75,000	[a]	81,328
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/23	75,000	[a]	79,031
Sealed Air,
Gtd. Notes	6.50	12/1/20	50,000	[a]	56,000
Signode Industrial Group,
Gtd. Notes	6.38	5/1/22	75,000	[a]	78,750
Silgan Holdings,
Sr. Unscd. Notes	5.00	4/1/20	75,000		76,219
St. Marys Cement,
Gtd. Notes	5.75	1/28/27	75,000	[a]	76,819
Standard Industries,
Sr. Unscd. Notes	5.13	2/15/21	125,000	[a]	130,000
Standard Industries,
Sr. Unscd. Notes	5.50	2/15/23	75,000	[a]	79,312
Steel Dynamics,
Gtd. Notes	5.13	10/1/21	125,000		129,062
Steel Dynamics,
Gtd. Notes	5.00	12/15/26	75,000		79,312
Teck Resources,
Gtd. Notes	4.75	1/15/22	50,000		52,856
Teck Resources,
Gtd. Notes	3.75	2/1/23	75,000		75,938
Teck Resources,
Gtd. Notes	8.50	6/1/24	75,000	[a]	87,187
Teck Resources,
Gtd. Notes	5.40	2/1/43	100,000		98,500
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	50,000	[a]	47,000
Tronox Finance,
Gtd. Notes	6.38	8/15/20	75,000		75,563
Tronox Finance,
Gtd. Notes	7.50	3/15/22	125,000	[a]	131,562
United States Steel,
Sr. Scd. Notes	8.38	7/1/21	75,000	[a]	83,156
US Concrete,
Gtd. Notes	6.38	6/1/24	75,000	[a]	80,437
WR Grace & Co-Conn,
Gtd. Notes	5.13	10/1/21	75,000	[a]	80,812
					8,984,268
Real Estate - .2%
Equinix,
Sr. Unscd. Notes	5.38	4/1/23	75,000		78,375
Equinix,
Sr. Unscd. Notes	5.88	1/15/26	275,000		301,812

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate - .2% (continued)
ESH Hospitality,
Gtd. Notes	5.25	5/1/25	75,000	[a]	78,563
FelCor Lodging,
Sr. Scd. Notes	5.63	3/1/23	75,000		78,281
GEO Group,
Gtd. Notes	6.00	4/15/26	100,000		104,614
Iron Mountain,
Gtd. Notes	6.00	8/15/23	75,000		79,687
Iron Mountain,
Gtd. Notes	5.75	8/15/24	125,000		129,062
iStar,
Sr. Unscd. Notes	5.00	7/1/19	150,000		152,062
MPT Operating Partnership,
Gtd. Notes	5.25	8/1/26	75,000		78,750
Realogy Group,
Gtd. Notes	5.25	12/1/21	50,000	[a]	52,375
Realogy Group,
Gtd. Notes	4.88	6/1/23	75,000	[a]	76,125
Sabra Health Care,
Gtd. Notes	5.50	2/1/21	75,000		77,916
SBA Communications,
Sr. Unscd. Notes	4.88	7/15/22	200,000		208,176
Starwood Property Trust,
Sr. Unscd. Notes	5.00	12/15/21	75,000		78,375
Uniti Group,
Gtd. Notes	8.25	10/15/23	300,000		310,500
Uniti Group,
Sr. Scd. Notes	6.00	4/15/23	75,000	[a]	77,438
					1,962,111
Telecommunications - .4%
CenturyLink,
Sr. Unscd. Bonds, Ser. P	7.60	9/15/39	120,000		111,900
CenturyLink,
Sr. Unscd. Notes, Ser. S	6.45	6/15/21	75,000		81,352
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	125,000		130,312
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	125,000		132,031
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	175,000		190,531
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	75,000	[a]	76,125
CommScope,
Gtd. Notes	5.00	6/15/21	75,000	[a]	77,156
CommScope,
Gtd. Notes	5.50	6/15/24	75,000	[a]	79,312
CommScope Technologies,
Sr. Scd. Notes	6.00	6/15/25	75,000	[a]	81,000
Consolidated Communications,
Gtd. Notes	6.50	10/1/22	75,000		73,875
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	300,000		282,750
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	300,000		275,250
Hughes Satelite Systems,
Sr. Scd. Notes	6.50	6/15/19	190,000		205,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - .4% (continued)
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	180,000		207,225
Inmarsat Finance,
Gtd. Notes	4.88	5/15/22	125,000	[a]	128,437
Intelsat Jackson Holdings,
Gtd. Bonds	5.50	8/1/23	150,000		130,125
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	200,000		190,000
Intelsat Jackson Holdings,
Sr. Scd. Notes	8.00	2/15/24	75,000	[a]	81,656
Level 3 Financing,
Gtd. Notes	5.38	8/15/22	300,000		309,000
Nokia,
Sr. Unscd. Notes	3.38	6/12/22	50,000		50,719
Sable International Finance,
Gtd. Notes	6.88	8/1/22	75,000	[a]	81,281
SoftBank Group,
Gtd. Notes	4.50	4/15/20	50,000	[a]	51,625
Sprint,
Gtd. Notes	7.88	9/15/23	300,000		341,250
Sprint,
Gtd. Notes	7.13	6/15/24	300,000		329,625
Sprint Capital,
Gtd. Notes	6.88	11/15/28	100,000		109,250
Sprint Capital,
Gtd. Notes	8.75	3/15/32	100,000		124,250
Sprint Communications,
Gtd. Notes	9.00	11/15/18	56,000	[a]	60,690
Sprint Communications,
Gtd. Notes	7.00	3/1/20	100,000	[a]	109,500
Sprint Communications,
Sr. Unscd. Notes	6.00	11/15/22	300,000		317,250
Telecom Italia,
Sr. Unscd. Notes	5.30	5/30/24	75,000	[a]	82,594
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	150,000		163,500
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	150,000		183,937
Telesat,
Gtd. Notes	8.88	11/15/24	75,000	[a]	84,750
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	50,000		52,500
T-Mobile USA,
Gtd. Notes	4.00	4/15/22	50,000		52,250
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	225,000		238,500
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	250,000		269,687
T-Mobile USA,
Gtd. Notes	5.38	4/15/27	200,000		216,500
West,
Gtd. Notes	5.38	7/15/22	75,000	[a]	76,133
West,
Sr. Unscd. Notes	4.75	7/15/21	50,000	[a]	51,125
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	125,000	[a]	129,375

	Coupon	Maturity	Principal
Bonds and Notes - 5.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - .4% (continued)
Wind Acquisition Finance,
Sr. Scd. Notes	4.75	7/15/20	50,000	[a]	50,688
Windstream Services,
Gtd. Notes	6.38	8/1/23	75,000		61,688
Zayo Group,
Gtd. Notes	6.00	4/1/23	75,000		79,406
Zayo Group,
Gtd. Notes	6.38	5/15/25	75,000		81,562
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[a]	79,687
					6,372,559
Utilities - .1%
AES,
Sr. Unscd. Notes	4.88	5/15/23	300,000		308,250
AmeriGas Partners,
Sr. Unscd. Notes	5.63	5/20/24	75,000		78,188
AmeriGas Partners,
Sr. Unscd. Notes	5.88	8/20/26	75,000		77,250
Calpine,
Sr. Scd. Notes	6.00	1/15/22	200,000	[a]	207,000
Calpine,
Sr. Scd. Notes	5.25	6/1/26	130,000	[a]	128,050
Dynegy,
Gtd. Notes	6.75	11/1/19	50,000		51,969
Dynegy,
Gtd. Notes	7.63	11/1/24	75,000		74,625
Enel,
Jr. Sub. Bonds	8.75	9/24/73	75,000	[a,b]	90,562
GenOn Americas Generation,
Sr. Unscd. Notes	8.50	10/1/21	120,000		110,700
InterGen,
Sr. Scd. Notes	7.00	6/30/23	75,000	[a]	73,875
NRG Energy,
Gtd. Notes	6.25	7/15/22	75,000		79,219
NRG Energy,
Gtd. Notes	7.25	5/15/26	75,000		79,687
NRG Energy,
Gtd. Notes	6.63	1/15/27	75,000		77,438
NRG Yield Operating,
Gtd. Notes	5.38	8/15/24	75,000		78,750
Talen Energy Supply,
Sr. Unscd. Notes	4.63	7/15/19	14,000	[a,b]	13,860
Talen Energy Supply,
Sr. Unscd. Notes	4.60	12/15/21	125,000		100,625
TerraForm Power Operating,
Gtd. Notes	9.75	8/15/22	75,000	[a,b]	83,812
TerraForm Power Operating,
Gtd. Notes	6.38	2/1/23	150,000	[a,b]	156,750
					1,870,610
Total Bonds and Notes
(cost $74,991,778)					75,557,546

Common Stocks - 4.8%			Shares		Value ($)
Exchange-Traded Funds - 4.8%
iShares TIPS Bond ETF
(cost $71,064,443)			645,668		73,386,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Number of
Options Purchased - .2%			Contracts	Value ($)
Call Options - .1%
Swiss Market Index,
September 2017 @ CHF 8,850			3,770	1,055,476
Swiss Market Index,
September 2017 @ CHF 9,050			350	48,230
				1,103,706
Put Options - .1%
S&P E-Mini Index,
December 2017 @ 1,900			2,240	509,600
S&P E-Mini Index,
March 2018 @ 1,950			2,240	1,456,000
Swiss Market Index,
September 2017 @ CHF 8,846			910	69,760
Swiss Market Index,
September 2017 @ CHF 8,846			950	159,280
				2,194,640
Total Options Purchased
(cost $5,459,559)				3,298,346
	Coupon	Maturity	Principal
Short-Term Investments - 72.8%	Rate (%)	Date	Amount ($)	Value ($)
U. S. Treasury Bills	0.87	8/10/17	1,037,186,000	1,036,942,261
U. S. Treasury Bills	1.09	12/7/17	79,300,000 [c]	79,008,493
Total Short-Term Investments
(cost $1,115,953,081)				1,115,950,754

Other Investment - 11.2%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $172,059,632)			172,059,632 [d]	172,059,632

Total Investments (cost $1,439,528,493)			94.0%	1,440,252,903
Cash and Receivables (Net)			6.0%	92,608,917
Net Assets			100.0%	1,532,861,820

CHF—Swiss Franc
ETF—Exchange-Traded Fund

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $31,501,454 or 2.06% of net assets.

b	Variable rate security—rate shown is the interest rate in effect at period end.
c	Held by or on behalf of a counterparty for open futures contracts.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Short-Term/Money Market Investments	84.0
Corporate Bonds	5.0
Exchange-Traded Funds	4.8
Options Purchased	.2
94.0

† Based on net assets.
See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	75,557,546	-	75,557,546
Exchange-Traded Funds	73,386,625	-	-	73,386,625
Registered Investment Company	172,059,632	-	-	172,059,632
U.S. Treasury	-	1,115,950,754	- 1,115,950,754
Other Financial Instruments:
Futures††	23,198,570	-	-	23,198,570
Forward Foreign Currency Exchange	-	23,713,197	-	23,713,197
Contracts††
Options Purchased	1,965,600	1,332,746	-	3,298,346
Swaps††	-	95,641	-	95,641
Liabilities ($)
Other Financial Instruments:
Futures††	(25,443,919)	-	-	(25,443,919)
Forward Foreign Currency Exchange
Contracts††	-	(27,019,339)	-	(27,019,339)
Options Written	-	(1,131,405)	-	(1,131,405)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

			Market Value		Unrealized
			Covered by		Appreciation
	Contracts		Contracts ($)	Expiration	(Depreciation) ($)

Futures Long
Amsterdam Exchange Index	208		25,701,446	August 2017	240,566
ASX SPI 200	657		74,385,540	September 2017	(169,632)
Australian 10 Year Bond	3,515		362,620,223	September 2017	(5,789,502)
Brent Crude	2	[a]	106,040	December 2017	(7,964)
CAC 40 10 Euro	576		34,707,010	August 2017	(755,772)
Canadian 10 year Bond	2,709		298,310,495	September 2017	(8,375,868)
Copper	89	[a]	6,433,588	September 2017	685,463
Corn No.2 Yellow	293	[a]	5,636,588	December 2017	(101,045)
Cotton No.2	367	[a]	12,635,810	December 2017	(516,484)
Crude Oil	25	[a]	1,261,500	December 2017	18,190
Crude Soybean Oil	513	[a]	10,813,014	December 2017	658,260
DAX	260		93,178,670	September 2017	(3,587,555)
Euro-Bund Option Put 178	1,081		20,538,923	September 2017	909,262
FTSE 100	1,100		106,092,991	September 2017	(1,853,356)
FTSE/MIB Index	102		12,968,250	September 2017	278,968
Gasoline	162	[a]	11,407,586	September 2017	1,361,519
Gold 100 oz	189	[a]	24,067,260	December 2017	979,708
Hard Red Winter Wheat	391	[a]	9,814,100	December 2017	(511,797)
IBEX 35 Index	435		54,065,771	August 2017	(561,889)
Live Cattle	16	[a]	716,480	October 2017	(16,291)
LME Primary Aluminum	139	[a]	6,632,037	September 2017	(4,969)
LME Primary Nickel	9	[a]	550,395	September 2017	70,470
LME Refined Pig Lead	3	[a]	174,413	September 2017	18,347
LME Zinc	6	[a]	418,463	September 2017	51,694
Low Sulphur Gas oil	209	[a]	10,016,325	December 2017	729,336
Platinum	55	[a]	2,586,925	October 2017	(27,668)
S&P/Toronto Stock Exchange 60
Index	215		30,675,115	September 2017	(235,111)
Standard & Poor's 500 E-mini	3,437		424,125,800	September 2017	6,493,132
Topix	1,257		184,653,408	September 2017	1,428,289
U.S. Treasury 10 Year Notes	5,687		715,939,984	September 2017	(489,865)
Futures Short
Chicago SRW Wheat	432	[a]	(10,794,600)	December 2017	532,445
Cocoa	270	[a]	(5,562,000)	September 2017	(443,798)

			Market Value		Unrealized
			Covered by		Appreciation
	Contracts		Contracts ($)	Expiration	(Depreciation) ($)
Futures Short (continued)
Coffee "C"	140	[a]	(7,310,625)	September 2017	(578,657)
Euro-Bond	863		(165,450,729)	September 2017	2,678,335
Hang Seng	38		(6,623,291)	August 2017	(163,399)
Lean Hog	28	[a]	(739,480)	October 2017	49,506
Long Gilt	2,205		(366,627,215)	September 2017	5,093,597
Natural Gas	166	[a]	(4,704,440)	October 2017	466,970
NY Harbor ULSD	70	[a]	(4,916,856)	December 2017	(553,602)
NYMEX Palladium	30	[a]	(2,656,200)	September 2017	(111,354)
Silver	63	[a]	(5,287,590)	September 2017	(79,347)
Soybean	124	[a]	(6,244,950)	November 2017	(188,864)
Sugar No.11	671	[a]	(11,205,163)	October 2017	454,513
Swiss Market Index	393		(12,788,220)	December 2017	(320,130)
Gross Unrealized Appreciation					23,198,570
Gross Unrealized Depreciation					(25,443,919)

a These securities are wholly-owned by the Subsidiary.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

	Number of Contracts	Value ($)
Call Options:
S&P 500 E-Mini Eurostyle,
August 2017 @ 250.5	4,472	(424,840)
Swiss Market Index,
September 2017 @ CHF 884.6	910	(257,007)
Swiss Market Index,
September 2017 @ CHF 910	950	(104,876)
Put Options:
Swiss Market Index,
September 2017 @ CHF 885	3,770	(294,635)
Swiss Market Index,
September 2017 @ CHF 905	350	(50,047)
Total Options Written
(premiums received $1,976,064)		(1,131,405)

CHF—Swiss Franc
See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
9/20/2017	26,080,270	20,649,497	20,850,622	201,125
Canadian Dollar,
Expiring
9/20/2017	25,345,435	19,327,895	20,344,086	1,016,191
Euro,
Expiring
9/20/2017	6,730,010	7,815,312	7,989,569	174,257
New Zealand Dollar,
Expiring
9/20/2017	14,314,800	10,523,353	10,740,332	216,979
Swedish Krona,
Expiring
9/20/2017	40,406,740	4,772,769	5,019,538	246,769
Swiss Franc,
Expiring
9/20/2017	40,845,250	42,688,136	42,382,594	(305,542)
Bank of Montreal
Canadian Dollar,
Expiring
9/20/2017	16,788,800	12,703,486	13,475,909	772,423
Euro,
Expiring
9/20/2017	32,586,400	37,086,114	38,685,126	1,599,012
BNP Paribas
Swedish Krona,
Expiring
9/20/2017	154,870,375	17,900,365	19,238,814	1,338,449
Citigroup
Australian Dollar,
Expiring
9/20/2017	6,932,730	5,489,994	5,542,570	52,576
Canadian Dollar,
Expiring
9/20/2017	51,714,211	40,278,830	41,509,579	1,230,749
Euro,
Expiring
9/20/2017	118,560,050	135,071,514	140,749,224	5,677,710

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Citigroup (continued)
New Zealand Dollar,
Expiring
9/20/2017	17,033,200	12,358,099	12,779,936	421,837
Norwegian Krone,
Expiring
9/20/2017	7,117,129	852,605	906,181	53,576
Swedish Krona,
Expiring
9/20/2017	109,056,604	12,729,938	13,547,586	817,648
Swiss Franc,
Expiring
9/20/2017	12,261,490	12,811,816	12,722,991	(88,825)
Credit Suisse International
Australian Dollar,
Expiring
9/20/2017	7,570,552	5,762,137	6,052,496	290,359
Japanese Yen,
Expiring
9/20/2017	788,667,999	7,261,601	7,170,903	(90,698)
Goldman Sachs International
Canadian Dollar,
Expiring
9/20/2017	12,591,600	9,536,201	10,106,932	570,731
Euro,
Expiring
9/20/2017	20,054,200	23,230,914	23,807,455	576,541
Japanese Yen,
Expiring
9/20/2017	540,486,600	4,973,724	4,914,333	(59,391)
New Zealand Dollar,
Expiring
9/20/2017	21,646,000	16,191,966	16,240,900	48,934
HSBC
Australian Dollar,
Expiring
9/20/2017	13,110,039	9,975,258	10,481,198	505,940
Canadian Dollar,
Expiring
9/20/2017	3,439,454	2,652,528	2,760,755	108,227
Swedish Krona,
Expiring
9/20/2017	176,784,716	20,476,587	21,961,129	1,484,542
Swiss Franc,
Expiring
9/20/2017	8,813,260	9,175,414	9,144,976	(30,438)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Morgan Stanley Capital Services
Australian Dollar,
Expiring
9/20/2017	3,311,600	2,519,969	2,647,554	127,585
Canadian Dollar,
Expiring
9/20/2017	14,798,000	11,325,526	11,877,949	552,423
Euro,
Expiring
9/20/2017	54,626,975	62,952,571	64,850,718	1,898,147
Japanese Yen,
Expiring
9/20/2017	450,818,400	4,150,674	4,099,032	(51,642)
Norwegian Krone,
Expiring
9/20/2017	17,795,089	2,131,604	2,265,742	134,138
Nomura Securities
Australian Dollar,
Expiring
9/20/2017	13,587,935	10,340,555	10,863,266	522,711
Canadian Dollar,
Expiring
9/20/2017	25,073,500	19,004,578	20,125,811	1,121,233
Royal Bank of Canada
Japanese Yen,
Expiring
9/20/2017	2,265,483,016	20,847,076	20,598,731	(248,345)
Swedish Krona,
Expiring
9/20/2017	201,601,150	23,309,051	25,043,957	1,734,906
Sales:
Bank of America
British Pound,
Expiring
9/20/2017	20,579,195	26,646,239	27,200,438	(554,199)
Euro,
Expiring
9/20/2017	15,830,430	18,010,992	18,793,183	(782,191)
Japanese Yen,
Expiring
9/20/2017	3,484,745,530	31,118,400	31,684,782	(566,382)
Norwegian Krone,
Expiring
9/20/2017	53,583,035	6,379,958	6,822,408	(442,450)
Swedish Krona,
Expiring
9/20/2017	99,067,580	12,009,385	12,306,697	(297,312)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
Swiss Franc,
Expiring
9/20/2017	2,058,900	2,137,739	2,136,393	1,346
Bank of Montreal
Australian Dollar,
Expiring
9/20/2017	13,294,800	10,121,650	10,628,910	(507,260)
British Pound,
Expiring
9/20/2017	21,304,042	27,503,016	28,158,501	(655,485)
Canadian Dollar,
Expiring
9/20/2017	35,342,560	27,102,277	28,368,504	(1,266,227)
Japanese Yen,
Expiring
9/20/2017	836,384,800	7,584,537	7,604,765	(20,228)
Swedish Krona,
Expiring
9/20/2017	65,530,400	7,569,101	8,140,532	(571,431)
Swiss Franc,
Expiring
9/20/2017	12,959,427	13,456,650	13,447,197	9,453
Citigroup
Australian Dollar,
Expiring
9/20/2017	61,544,210	46,955,666	49,203,289	(2,247,623)
British Pound,
Expiring
9/20/2017	47,297,172	61,021,569	62,514,778	(1,493,209)
Canadian Dollar,
Expiring
9/20/2017	3,181,200	2,498,582	2,553,462	(54,880)
Euro,
Expiring
9/20/2017	5,050,038	5,744,782	5,995,181	(250,399)
Japanese Yen,
Expiring
9/20/2017	10,054,642,198	90,272,165	91,421,064	(1,148,899)
New Zealand Dollar,
Expiring
9/20/2017	41,324,287	29,862,322	31,005,433	(1,143,111)
Norwegian Krone,
Expiring
9/20/2017	17,093,431	2,034,762	2,176,404	(141,642)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup (continued)
Swedish Krona,
Expiring
9/20/2017	253,202,900	29,418,494	31,454,198	(2,035,704)
Swiss Franc,
Expiring
9/20/2017	19,294,600	19,940,185	20,020,815	(80,630)
Credit Suisse International
British Pound,
Expiring
9/20/2017	4,728,921	6,074,535	6,250,425	(175,890)
Goldman Sachs International
Australian Dollar,
Expiring
9/20/2017	9,971,100	7,592,245	7,971,683	(379,438)
Canadian Dollar,
Expiring
9/20/2017	42,107,853	31,870,915	33,798,819	(1,927,904)
Japanese Yen,
Expiring
9/20/2017	627,288,600	5,688,552	5,703,573	(15,021)
Swedish Krona,
Expiring
9/20/2017	49,147,800	5,676,787	6,105,399	(428,612)
Swiss Franc,
Expiring
9/20/2017	59,073,114	61,272,796	61,296,523	(23,727)
HSBC
British Pound,
Expiring
9/20/2017	17,133,361	22,020,419	22,645,926	(625,507)
Canadian Dollar,
Expiring
9/20/2017	20,393,500	15,438,159	16,369,303	(931,144)
Euro,
Expiring
9/20/2017	5,285,532	6,015,237	6,274,749	(259,512)
Japanese Yen,
Expiring
9/20/2017	397,906,872	3,525,868	3,617,938	(92,070)
New Zealand Dollar,
Expiring
9/20/2017	8,364,600	6,029,622	6,275,923	(246,301)
Norwegian Krone,
Expiring
9/20/2017	17,890,534	2,130,452	2,277,895	(147,443)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Morgan Stanley Capital Services
Australian Dollar,
Expiring
9/20/2017	41,018,890	31,830,678	32,793,732	(963,054)
British Pound,
Expiring
9/20/2017	5,026,240	6,534,876	6,643,405	(108,529)
Canadian Dollar,
Expiring
9/20/2017	22,726,400	17,201,462	18,241,858	(1,040,396)
New Zealand Dollar,
Expiring
9/20/2017	15,004,000	10,818,634	11,257,436	(438,802)
Swedish Krona,
Expiring
9/20/2017	53,776,320	6,532,818	6,680,378	(147,560)
Swiss Franc,
Expiring
9/20/2017	36,037,900	37,596,445	37,394,304	202,141
Nomura Securities
British Pound,
Expiring
9/20/2017	46,601,160	59,828,200	61,594,828	(1,766,628)
Swiss Franc,
Expiring
9/20/2017	3,431,500	3,565,195	3,560,656	4,539
Royal Bank of Canada
British Pound,
Expiring
9/20/2017	34,340,258	44,111,263	45,389,048	(1,277,785)
New Zealand Dollar,
Expiring
9/20/2017	30,458,796	21,963,229	22,853,102	(889,873)
Gross Unrealized Appreciation				23,713,197
Gross Unrealized Depreciation				(27,019,339)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
Dynamic Total Return Fund
July 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps

		(Pay)			Upfront
		Receive			Premiums
Reference	Notional	Fixed	Implied Credit	Market	Received	Unrealized
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	Appreciation ($)
Sales Contracts:[3]
Bank of America
Markit CDX North
America High
Yield Index
Series 28
6/20/2022††	6,000,000	5.00	320.13	529,000	433,359	95,641
Gross Unrealized Appreciation						95,641

†	Clearing House-Chicago Mercantile Exchange
††	Expiration Date

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’scredit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”, indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

[3]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written

NOTES

option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is

NOTES

traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At July 31, 2017, accumulated net unrealized appreciation on investments was $1,569,070, consisting of $4,659,936 gross unrealized appreciation and $3,090,866 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)